    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 29, 1999

                                                  REGISTRATION NO. 33-43654
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                          PRE-EFFECTIVE AMENDMENT NO.                    / /


                        POST-EFFECTIVE AMENDMENT NO. 13                  /X/

                                      AND


                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 14                         /X/

                        (CHECK APPROPRIATE BOX OR BOXES)
                            ------------------------

                        ML OF NEW YORK VARIABLE ANNUITY
                               SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)
                           ML LIFE INSURANCE COMPANY
                                  OF NEW YORK
                              (NAME OF DEPOSITOR)
                               100 CHURCH STREET
                                   11TH FLOOR
                         NEW YORK, NEW YORK 10080-6511
                                 (212) 602-8250
         (ADDRESS AND TELEPHONE NUMBER OF PRINCIPAL EXECUTIVE OFFICES)
                           --------------------------

                            BARRY G. SKOLNICK, ESQ.
                   SENIOR VICE PRESIDENT AND GENERAL COUNSEL
                     ML LIFE INSURANCE COMPANY OF NEW YORK
                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536


                                    COPY TO:
                             STEPHEN E. ROTH, ESQ.
                            KIMBERLY J. SMITH, ESQ.
                        SUTHERLAND ASBILL & BRENNAN LLP
                          1275 PENNSYLVANIA AVENUE, NW
                          WASHINGTON, D.C. 20004-2415

                            ------------------------

    It is proposed that this filing will become effective (check appropriate space):

    / / immediately upon filing pursuant to paragraph (b) of Rule 485 / / on _________________ pursuant to paragraph (b) of Rule 485
                 (date)
    / / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 /X/ on April 18, 1999 pursuant to paragraph (a)(1) of Rule 485
               (date)


Title of Securities Being Registered: Units of Interest in Flexible Premium Individual Deferred Variable Annuity Contracts.

                    EXHIBIT INDEX CAN BE FOUND ON PAGE C-12

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Prospectus

May 1, 1999

           ML of New York Variable Annuity Separate Account A ("Account A")
                                         And
           ML of New York Variable Annuity Separate Account B ("Account B")

            FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                                    also known as
        MODIFIED SINGLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                                      issued by
               ML LIFE INSURANCE COMPANY OF NEW YORK ("ML of New York")
                      Home Office: 100 Church Street, 11th Floor
                            New York, New York  10080-6511
                                Phone: (800) 333-6524
                                   offered through
                  MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED


This prospectus gives you information you need to know before you invest. Keep it for future reference. Address all communications concerning the Contract to our Home Office at the address above.

The variable annuity contract described here provides a variety of investment features. It also provides options for income protection later in life. It is important that you understand how the contract works, and its benefits, costs, and risks. First, some basics.

                                 WHAT IS AN ANNUITY?

An annuity provides for the SYSTEMATIC LIQUIDATION of a sum of money at the annuity date through a variety of annuity options. Each Annuity Option has different protection features intended to cover different kinds of income needs. Many of these Annuity Options provide income streams that can't be outlived.

                             WHAT IS A VARIABLE ANNUITY?

A variable annuity bases its benefits on the performance of underlying investments. These investments may typically include stocks, bonds, and money market instruments. The annuity described here is a variable annuity.

                   WHAT ARE THE RISKS IN OWNING A VARIABLE ANNUITY?

A variable annuity does not guarantee the performance of the underlying investments. The performance can go up or down. It can even DECREASE the value of money you've put in. You bear all of this risk. You could lose all or part of the money you've put in.

                             HOW DOES THIS ANNUITY WORK?

We put your premium payments as you direct into one or more subaccounts of Account A and/or Account B. In turn, we invest each subaccount's assets in corresponding portfolios of the following:

-    MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
     -    Domestic Money Market Fund
     -    Prime Bond Fund
     -    High Current Income Fund
     -    Quality Equity Fund
     -    Special Value Focus Fund
     -    Global Strategy Focus Fund
     -    Basic Value Focus Fund
     -    Capital Focus Fund
     -    Global Growth Focus Fund
     -    Government Bond Fund
     -    Developing Capital Markets Focus Fund
     -    Index 500 Fund
     -    Reserve Assets Fund

     -    AIM VARIABLE INSURANCE FUNDS, INC.
          -    V.I. Capital Appreciation Fund
          -    V.I. Value Fund
     -    ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
          -    Premier Growth Portfolio
          -    Quasar Portfolio
     -    MFS VARIABLE INSURANCE TRUST
          -    Emerging Growth Series
          -    Research Series
     -    HOTCHKIS AND WILEY VARIABLE TRUST
          -    International VIP Portfolio
     -    DEFINED ASSET FUNDS
          -    1999 ML Select Ten V.I. Trust

The value of your contract at any point in time up to the annuity date is called your contract value. Before the annuity date, you are generally free to direct your contract value among the subaccounts as you wish. You may also withdraw all or part of your contract value. If you die before the annuity date, we pay a death benefit to your beneficiary.

We've designed this annuity as a long-term investment. If you withdraw money from the annuity too soon, you may incur substantial charges. In addition, any money you take out of the contract is subject to tax, and if taken before age
59 1/2 may also be subject to a 10% federal penalty tax. FOR THESE REASONS, YOU NEED TO CONSIDER YOUR CURRENT AND SHORT-TERM INCOME NEEDS CAREFULLY BEFORE YOU DECIDE TO BUY THE CONTRACT.

                             WHAT DOES THIS ANNUITY COST?

We impose a number of charges. The two most significant charges are a sales charge and a mortality and expense risk charge.

We provide more details on these two charges as well as a description of all other charges later in the prospectus.

          *****************************************************************

This prospectus contains information about the Contract and the Accounts that you should know before you invest. A Statement of Additional Information contains more information about the Contract and the Accounts. We have filed this Statement of Additional Information, dated May 1, 1999, with the Securities and Exchange Commission. We incorporate this Statement of Additional Information by reference. If you want to obtain this Statement of Information, simply call or write us at the phone number or address noted above. There is no charge to obtain it. The table of contents for this Statement of Additional Information is found on page __ of this prospectus.

CURRENT PROSPECTUSES FOR THE MERRILL LYNCH VARIABLE SERIES FUNDS, INC., THE AIM VARIABLE INSURANCE FUNDS, INC., THE ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC., THE MFS VARIABLE INSURANCE TRUST, THE HOTCHKIS AND WILEY VARIABLE TRUST, AND THE DEFINED ASSET FUNDS MUST ACCOMPANY THIS PROSPECTUS. PLEASE READ THESE DOCUMENTS CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  TABLE OF CONTENTS



                                                                           Page
                                                                           ----
DEFINITIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
CAPSULE SUMMARY OF THE CONTRACT . . . . . . . . . . . . . . . . . . . . . . . 2
   Premiums . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
   The Accounts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
   The Funds Available For Investment . . . . . . . . . . . . . . . . . . . . 2
        Funds of Merrill Lynch Variable Series Funds . . . . . . . . . . . . .2
        Funds of Alliance Variable Products Series Fund. . . . . . . . . . . .2
        Funds of AIM Variable Insurance Funds, Inc.. . . . . . . . . . . . . .2
        Funds of MFS Variable Insurance Trust. . . . . . . . . . . . . . . . .2
        Funds of Hotchkis and Wiley Variable Trust . . . . . . . . . . . . . .3
        Trusts of Defined Assets Funds . . . . . . . . . . . . . . . . . . . .3
   Fees and Charges. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .3
        Mortality & Expense Risk Charge. . . . . . . . . . . . . . . . . . . .3
        Sales Charge . . . . . . . . . . . . . . . . . . . . . . . . . . . . .3
        Administration Charge. . . . . . . . . . . . . . . . . . . . . . . . .3
        Contract Maintenance Charge. . . . . . . . . . . . . . . . . . . . . .3
        Premium Taxes. . . . . . . . . . . . . . . . . . . . . . . . . . . . .3
   Transfers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .4
        Transfers Among Account A Subaccounts. . . . . . . . . . . . . . . . .4
        Transfers From Account A to Account B. . . . . . . . . . . . . . . . .4
   Withdrawals . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .4
   Death Benefit . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .5
   Annuity Payments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .5
   Ten Day Review. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .5
FEE TABLE. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .6
YIELDS AND TOTAL RETURNS . . . . . . . . . . . . . . . . . . . . . . . . . . 10
ML LIFE INSURANCE COMPANY OF NEW YORK. . . . . . . . . . . . . . . . . . . . 11
THE ACCOUNTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11
   Segregation of Account Assets . . . . . . . . . . . . . . . . . . . . . . 12
   Number of Subaccounts; Subaccount Investments . . . . . . . . . . . . . . 12
INVESTMENTS OF THE ACCOUNTS. . . . . . . . . . . . . . . . . . . . . . . . . 12
   General Information and Investment Risks  . . . . . . . . . . . . . . . . 12
   Merrill Lynch Variable Series Funds, Inc. . . . . . . . . . . . . . . . . 13
   Merrill Lynch Asset Management, L.P. ("MLAM") . . . . . . . . . . . . . . 13
   Investment Objectives . . . . . . . . . . . . . . . . . . . . . . . . . . 13
        Domestic Money Market Fund . . . . . . . . . . . . . . . . . . . . . 13
        Prime Bond Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . 13
        High Current Income Fund . . . . . . . . . . . . . . . . . . . . . . 14
        Quality Equity Fund. . . . . . . . . . . . . . . . . . . . . . . . . 14
        Special Value Focus Fund . . . . . . . . . . . . . . . . . . . . . . 14
        Natural Resources Focus Fund . . . . . . . . . . . . . . . . . . . . 14
        American Balanced Fund . . . . . . . . . . . . . . . . . . . . . . . 15
        Global Strategy Focus Fund . . . . . . . . . . . . . . . . . . . . . 15
        Basic Value Focus Fund . . . . . . . . . . . . . . . . . . . . . . . 15
        Global Bond Focus Fund . . . . . . . . . . . . . . . . . . . . . . . 15
        Global Utility Focus Fund. . . . . . . . . . . . . . . . . . . . . . 15


        International Equity Focus Fund. . . . . . . . . . . . . . . . . . . 15
        Government Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . 16
        Developing Capital Markets Focus Fund. . . . . . . . . . . . . . . . 16
        Reserve Assets Fund. . . . . . . . . . . . . . . . . . . . . . . . . 16
        Index 500 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . 16
        Capital Focus Fund . . . . . . . . . . . . . . . . . . . . . . . . . 16
        Global Growth Focus Fund . . . . . . . . . . . . . . . . . . . . . . 16
   Defined Asset Funds-Select Ten Trust. . . . . . . . . . . . . . . . . . . 17
   AIM Variable Insurance Funds, Inc.  . . . . . . . . . . . . . . . . . . . 18
        AIM V.I. Capital Appreciation Fund . . . . . . . . . . . . . . . . . 18
        AIM V.I. Value Fund. . . . . . . . . . . . . . . . . . . . . . . . . 18
   Alliance Variable Products Series Fund, Inc.  . . . . . . . . . . . . . . 19
        Alliance Premier Growth Portfolio. . . . . . . . . . . . . . . . . . 19
        Alliance Quasar Portfolio. . . . . . . . . . . . . . . . . . . . . . 19
   MFS Variable Insurance Trust. . . . . . . . . . . . . . . . . . . . . . . 19
        MFS Emerging Growth Series . . . . . . . . . . . . . . . . . . . . . 20
        MFS Research Series. . . . . . . . . . . . . . . . . . . . . . . . . 20
   Hotchkis and Wiley Variable Trust . . . . . . . . . . . . . . . . . . . . 20
        Hotchkis and Wiley International VIP Portfolio . . . . . . . . . . . 20
   Purchases and Redemptions of Fund Shares; Reinvestment. . . . . . . . . . 21
   Material Conflicts, Substitution of Investments and Changes to Accounts . 21
CHARGES AND DEDUCTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . 21
   Mortality and Expense Risk Charge . . . . . . . . . . . . . . . . . . . . 22
   Sales Charge. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 22
        When Imposed . . . . . . . . . . . . . . . . . . . . . . . . . . . . 22
        Amount of Charge . . . . . . . . . . . . . . . . . . . . . . . . . . 22
        How Deducted . . . . . . . . . . . . . . . . . . . . . . . . . . . . 23
   Administration Charge . . . . . . . . . . . . . . . . . . . . . . . . . . 24
   Contract Maintenance Charge . . . . . . . . . . . . . . . . . . . . . . . 24
   Other Charges . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 24
        Transfer Charges . . . . . . . . . . . . . . . . . . . . . . . . . . 24
        Tax Charges. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 25
        Fund Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . 25
        Retirement Plus Advisor Expenses . . . . . . . . . . . . . . . . . . 25
   Premium Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 25
FEATURES AND BENEFITS OF THE CONTRACT. . . . . . . . . . . . . . . . . . . . 25
   Ownership of The Contract . . . . . . . . . . . . . . . . . . . . . . . . 25
   Issuing the Contract. . . . . . . . . . . . . . . . . . . . . . . . . . . 26
        Issue Age. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 26
        Information We Need To Issue The Contract. . . . . . . . . . . . . . 26
        Ten Day Right to Review. . . . . . . . . . . . . . . . . . . . . . . 26
   Premiums. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 27
        Minimum and Maximum Premiums . . . . . . . . . . . . . . . . . . . . 27
        How to Make Payments . . . . . . . . . . . . . . . . . . . . . . . . 27
        Premium Investments. . . . . . . . . . . . . . . . . . . . . . . . . 27
   Accumulation Units. . . . . . . . . . . . . . . . . . . . . . . . . . . . 27
ADDITIONAL PROVISIONS APPLICABLE TO ALL CONTRACTS. . . . . . . . . . . . . . 29
   Death of Annuitant. . . . . . . . . . . . . . . . . . . . . . . . . . . . 29
   Transfers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 29



     Transfers Within Account A. . . . . . . . . . . . . . . . . . . . . . . 29
   Dollar Cost Averaging . . . . . . . . . . . . . . . . . . . . . . . . . . 29
        What Is It?  . . . . . . . . . . . . . . . . . . . . . . . . . . . . 29
        Minimum Amounts. . . . . . . . . . . . . . . . . . . . . . . . . . . 30
        When Do We Make DCA Transfers? . . . . . . . . . . . . . . . . . . . 30
   Merrill Lynch Retirement Plus Advisor . . . . . . . . . . . . . . . . . . 30
        Fees and Charges for RPA . . . . . . . . . . . . . . . . . . . . . . 30
   Transfers From Account A to Account B . . . . . . . . . . . . . . . . . . 31
   Withdrawals and Surrenders. . . . . . . . . . . . . . . . . . . . . . . . 31
        When and How Withdrawals are Made. . . . . . . . . . . . . . . . . . 31
        Automatic Withdrawals. . . . . . . . . . . . . . . . . . . . . . . . 32
        Minimum Amounts. . . . . . . . . . . . . . . . . . . . . . . . . . . 32
        Surrenders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 32
   Payments to Contract Owners . . . . . . . . . . . . . . . . . . . . . . . 32
   Contract Changes. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 33
   Death Benefit . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 33
   Annuity Payments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 34
   Annuity Options . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 35
        Payments of a Fixed Amount . . . . . . . . . . . . . . . . . . . . . 35
        Payments for a Fixed Period. . . . . . . . . . . . . . . . . . . . . 36
        Life Annuity . . . . . . . . . . . . . . . . . . . . . . . . . . . . 36
        Life Annuity With Payments Guaranteed for 10 or 20 Years . . . . . . 36
        Life Annuity With Guaranteed Return of Contract Value. . . . . . . . 36
        Joint and Survivor Life Annuity. . . . . . . . . . . . . . . . . . . 36
        Individual Retirement Account Annuity. . . . . . . . . . . . . . . . 36
   Gender-based Annuity Purchase Rates . . . . . . . . . . . . . . . . . . . 37
FEDERAL INCOME TAXES . . . . . . . . . . . . . . . . . . . . . . . . . . . . 37
   Federal Income Taxes. . . . . . . . . . . . . . . . . . . . . . . . . . . 37
   Tax Status of the Contract. . . . . . . . . . . . . . . . . . . . . . . . 37
   Taxation of Annuities . . . . . . . . . . . . . . . . . . . . . . . . . . 38
   Penalty Tax on Some Withdrawals . . . . . . . . . . . . . . . . . . . . . 39
   Transfers, Assignments, or Exchanges of a Contract. . . . . . . . . . . . 39
   Withholding . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 39
   Multiple Contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . 39
   Possible Changes In Taxation. . . . . . . . . . . . . . . . . . . . . . . 39
   Possible Charge For ML of New York's Taxes. . . . . . . . . . . . . . . . 39
   Individual Retirement Annuities . . . . . . . . . . . . . . . . . . . . . 39
OTHER INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 40
   Voting Rights . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 40
   Reports to Contract Owners. . . . . . . . . . . . . . . . . . . . . . . . 40
   Selling the Contract. . . . . . . . . . . . . . . . . . . . . . . . . . . 40
   State Regulation. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 41
   Year 2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 41
   Legal Proceedings . . . . . . . . . . . . . . . . . . . . . . . . . . . . 41
   Experts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 42
   Legal Matters . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 42
   Registration Statements . . . . . . . . . . . . . . . . . . . . . . . . . 42
ACCUMULATION UNIT VALUES . . . . . . . . . . . . . . . . . . . . . . . . . . 43
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION . . . . . . . . 45

DEFINITIONS

ACCUMULATION UNIT: An index used to compute the value of the contract owner's interest in a subaccount prior to the annuity date.

ANNUITANT: The person on whose continuation of life annuity payments may depend.

ANNUITY DATE:  The date on which annuity payments begin.

BENEFICIARY: The person to whom payment is to be made on the death of the contract owner.

CONTRACT ANNIVERSARY: The same date each year as the date of issue of the Contract.

CONTRACT YEAR: The period from one contract anniversary to the day preceding the next contract anniversary.

INDIVIDUAL RETIREMENT ACCOUNT OR ANNUITY ("IRA"): A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 408 of the Internal Revenue Code.

MONTHIVERSARY: The same date of each month as the date on which the Contract was issued.

NET INVESTMENT FACTOR: An index used to measure the investment performance of a subaccount from one valuation period to the next.

NONQUALIFIED CONTRACT: A Contract issued in connection with a retirement arrangement other than a qualified arrangement described under Section 401, 403, 408, 457 or any similar provisions of the Internal Revenue Code.

VALUATION PERIOD: The interval from one determination of the net asset value of a subaccount to the next.

                           CAPSULE SUMMARY OF THE CONTRACT


This capsule summary provides a brief overview of the Contract. More detailed information about the Contract can be found in the sections of this prospectus that follow, all of which should be read in their entirety.

PREMIUMS

Generally, before the annuity date you can pay premiums as often as you like. The minimum initial premium is $5,000 for a non-qualified Contract and $2,000 for an IRA Contract. Subsequent premiums generally must be $100 or more. Federal law limits maximum annual contributions to IRA Contracts. Under an automatic investment feature, you can make subsequent premium payments systematically from your Merrill Lynch brokerage account. Contact your Financial Consultant.

THE ACCOUNTS

As you direct, we will put premiums into sub-accounts of Account A and/or Account B corresponding to the Funds in which we invest your contract value. For the first 14 days following the date of issue, we put all premiums you've directed into Account A into the Domestic Money Market Subaccount. After the 14 days, we'll put the money into the Account A subaccounts you've selected. Currently, you may allocate premiums or contract value among 18 of 21 available subaccounts. Generally, within certain limits you may transfer Account A account value periodically among Account A subaccounts.

THE FUNDS AVAILABLE FOR INVESTMENT

- FUNDS OF MERRILL LYNCH VARIABLE SERIES FUNDS
     -    Domestic Money Market Fund
     -    Prime Bond Fund
     -    High Current Income Fund
     -    Quality Equity Fund
     -    Special Value Focus Fund
     -    Global Strategy Focus Fund
     -    Basic Value Focus Fund
     -    Capital Focus Fund
     -    Global Growth Focus Fund
     -    Government Bond Fund
     -    Developing Capital Markets Focus Fund
     -    Index 500 Fund
     -    Reserve Assets Fund
- FUNDS OF ALLIANCE VARIABLE PRODUCTS SERIES FUND
     -    Premier Growth Portfolio
     -    Quasar Portfolio
- FUNDS OF AIM VARIABLE INSURANCE FUNDS, INC.
     -    V.I Capital Appreciation Fund
     -    V.I Value Fund
- FUNDS OF MFS VARIABLE INSURANCE TRUST

     -    Emerging Growth Series
     -    Research Series
- FUNDS OF HOTCHKIS AND WILEY VARIABLE TRUST
     -    International VIP Portfolio
- TRUSTS OF DEFINED ASSETS FUNDS
     -    1999 ML Select Ten V.I. Trust

We have closed subaccounts investing in the Natural Resources Focus Fund, American Balanced Fund, Global Bond Focus Fund, International Equity Focus Fund, and Global Utility Focus Fund of the Merrill Lynch Variable Series Funds.

If you want detailed information about the investment objectives of the Funds, see "Investments of the Accounts" and the attached prospectuses for the Funds.

FEES AND CHARGES

MORTALITY & EXPENSE RISK CHARGE

We impose a mortality and expense risk charge to cover certain risks. The mortality piece compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. The expense piece compensates us for expense risks we assume if the contract maintenance and administration charges aren't enough to cover all Contract maintenance and administration expenses. The charge equals 1.25% annually for Account A and 0.65% annually for Account B. We deduct it daily from the net asset value of the Accounts. This charge ends on the annuity date.

SALES CHARGE

We may impose a deferred sales charge only if you withdraw money from Account A. The maximum charge is 7% of premium withdrawn during the first year after that premium is paid. The charges decrease by 1% each year. After year seven, it's 0%. We don't impose a sales charge on withdrawals or surrenders from Account B.

ADMINISTRATION CHARGE

We charge 0.10% annually to reimburse us for costs associated with the establishment and administration of the Contract. We deduct this charge daily only from the net asset value of Account A. We don't impose the charge on the assets of Account B. This charge ends on the annuity date.

CONTRACT MAINTENANCE CHARGE

We charge $40 a year to reimburse us for expenses related to maintenance of the Contract. We waive this charge on all Contracts with a contract value of at least $50,000 and in certain circumstances where you own more than one contract. The charge ends on the annuity date.

PREMIUM TAXES

On the annuity date we deduct a charge for any premium taxes imposed by a state or local government. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 5%.

You can find detailed information about fees and charges imposed on the Contract under "Charges and Deductions".

TRANSFERS

TRANSFERS AMONG ACCOUNT A SUBACCOUNTS

Before the annuity date, you may transfer all or part of your Account A value among the subaccounts up to six times per contract year without charge. However, the Natural Resources Focus Subaccount, American Balanced Subaccount, Global Bond Focus Subaccount, International Equity Focus Subaccount, and Global Utility Focus Subaccount are closed to new transfers.

You may make more than six transfers among available subaccounts, but we may charge $25 per extra transfer. You may elect a Dollar Cost Averaging feature so that monthly money you've put in the Domestic Money Market Subaccount is systematically transferred into other Account A subaccounts you select without charge. In addition, through participation in the Merrill Lynch RPA-SM-program, you may have your Account A values invested under an investment program based on your investment profile (See "Transfers", " Dollar Cost Averaging", and "Merrill Lynch Retirement Plus Advisor").

TRANSFERS FROM ACCOUNT A TO ACCOUNT B

Once each contract year, you may transfer from Account A to Account B an amount equal to any gain in account value since the date of issue and/or any premium no longer subject to a sales charge. Where permitted by state regulation, once each contract year, you may transfer from Account A to Account B all or a portion of the greater of that amount or 10% of premiums still subject to a sales charge (minus any premium already withdrawn or transferred).
Additionally, where permitted by state regulation, we allow periodic transfers of all or a portion of the greater amount, determined at the time of each periodic transfer, on a monthly, quarterly, semiannual or annual basis.

This is the only amount you may transfer from Account A to Account B during a contract year. We impose no charge on this transfer. We don't permit transfers from Account B to Account A. The following example shows how transfers work. [example to be inserted]

WITHDRAWALS

You can withdraw money from the Contract six times each contract year. Withdrawals from Account A are generally subject to a sales charge (see "Sales Charge"). However, we won't impose a sales charge to the first withdrawal in any contract year of gain out of Account A or to any premium no longer subject to a sales charge. Where permitted by state regulation, we won't impose a sales charge on that portion of the first withdrawal from Account A in any contract year that does not exceed the greater of:

     (1) any gain in account value and/or any premium not subject to a sales charge; and
     (2) 10% of premiums subject to a sales charge (minus any of that premium already transferred out of Account A).

Additionally, where permitted by state regulation, you may elect that the amount withdrawn be paid on a monthly, quarterly, semi-annual or annual basis. The following example shows how withdrawals work. [example to be inserted]

We don't impose a sales charge on withdrawals from Account B.

In addition to the six withdrawals permitted each contract year, you may withdraw the value in Account B automatically on a monthly, quarterly, semi-annual, or annual basis. These automatic withdrawals are not subject to any sales charge (see "Withdrawals & Surrenders").

DEATH BENEFIT

Regardless of investment experience, the Contract provides a guaranteed minimum death benefit if you die before the annuity date.

Currently, if you are age 80 or under on the issue date, the death benefit equals the greatest of:

     (1)  premiums paid less any withdrawals,
     (2)  the contract value, or
     (3)  the maximum death benefit value.

If you are over age 80 on the issue date, the death benefit equals the greater of:

     (1)  premiums paid less any withdrawals, or
     (2)  the contract value.

The maximum death benefit value equals the greatest anniversary value of Account A, plus the value of Account B.

ANNUITY PAYMENTS

Annuity payments begin on the annuity date and are made under the annuity option you select. When you first buy the Contract, the annuity date for nonqualified Contracts is the annuitant's 85th birthday. The annuity date for IRA Contracts is when the owner/annuitant reaches age 70 1/2.

Details about the annuity options available under the Contract can be found under "Annuity Options".

TEN DAY REVIEW

When you receive the Contract, read it carefully to make sure it's what you want. Generally, within 10 days after you receive the Contract, you may return it for a refund. Some states allow a longer period of time to return the Contract. To get a refund, return the Contract to our Home Office or to the Financial Consultant who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date you return the Contract.

                                      FEE TABLE

A.   Contract Owner Transaction Expenses
     1. Sales Load Imposed on Premium.....................................None
     2. Contingent Deferred Sales Charge


    COMPLETE YEARS ELAPSED SINCE       CONTINGENT DEFERRED SALES CHARGE AS A
         PAYMENT OF PREMIUM               PERCENTAGE OF PREMIUM WITHDRAWN
         ------------------               -------------------------------
              0 years                                  7.00%
               1 year                                  6.00%
              2 years                                  5.00%
              3 years                                  4.00%
              4 years                                  3.00%
              5 years                                  2.00%
              6 years                                  1.00%
          7 or more years                              0.00%

    3. Transfer Fee . . . . . . . . . . . . . . . . . . . . . . . . . . . $25
    The first 6 transfers among Separate Account A subaccounts in a contract year are free. A $25 fee may be charged on all subsequent transfers. These rules apply only to transfers among Separate Account
    A subaccounts. They do not apply to transfers from Separate Account A to Separate Account B. No transfers may be made from Separate Account
    B.

 B. Annual Contract Maintenance Charge  . . . . . . . . . . . . . . . . . $40
    The Contract Maintenance Charge will be assessed annually on each contract anniversary, only if the contract value is less than $50,000.

 C. Separate Account Annual Expenses (as a percentage of account value)


                                               SEPARATE ACCT A  SEPARATE ACCT B
                                               ---------------  ---------------
      Mortality and Expense Risk Charge             1.25%            .65%
      Administration Charge                          .10%            .00%
      Total Separate Account Annual Expenses        1.35%            .65%


  D. Fund Expenses for the Year Ended December 31, 1998
(a)(b)(c)(d)(e)(f)(g)(h)(i) (as a percentage of each Fund's average net assets)


                               MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (CLASS A SHARES)
------------------------------------------------------------------------------------------------------------------

                                            HIGH                SPECIAL   NATURAL    GLOBAL               DOMESTIC
                       RESERVE    PRIME    CURRENT    QUALITY    VALUE   RESOURCES  STRATEGY  AMERICAN     MONEY
 ANNUAL EXPENSES        ASSET     BOND     INCOME     EQUITY     FOCUS     FOCUS*   FOCUS(c)  BALANCED*    MARKET
----------------        -----     ----     ------     ------     -----     ------   --------  ----------  --------
     Investment
       Advisory Fees..  .50%      .42%     .47%        .44%      .75%      .65%       .65%      .55%        .50%
     Other Expenses...  ___%      ___%     ___%        ___%      ___%      ___%       ___%      ___%        ___%
     Total Annual
       Operating
       Expenses.......  ___%      ___%     ___%        ___%      ___%      ___%       ___%         %           %


                                        MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (CLASS A SHARES)(CONT'D)
-------------------------------------------------------------------------------------------------------------------------------
                                                                               DEVELOPING
                       BASIC     GLOBAL     GLOBAL  INTERNATIONAL                CAPITAL                  GLOBAL
                       VALUE      BOND     UTILITY     EQUITY      GOVERNMENT    MARKETS    INDEX 500     GROWTH      CAPITAL
 ANNUAL EXPENSES       FOCUS   FOCUS(c)**   FOCUS*     FOCUS**     BOND(a)(c)    FOCUS(b)    FUND(a)    FOCUS(d)**  FOCUS(d)***
----------------       -----   ----------   ------     -------     ----------    --------    -------    ----------  -----------
     Investment
       Advisory Fees..  .60%      .60%       .60%       .75%          .50%         .83%       .30%        .75%        .60%
     Other Expenses...  ___%      ___%       ___%       ___%          ___%         ___%       ___%        ___%        ___%
     Total Annual
       Operating
       Expenses.......  ___%      ___%       ___%       ___%          ___%         ___%       ___%           %           %


                                                ALLIANCE VARIABLE
                         AIM VARIABLE            PRODUCTS SERIES               MFS VARIABLE              HOTCHKIS AND WILEY
                    INSURANCE FUNDS, INC.            FUND,INC.                INSURANCE TRUST              VARIABLE TRUST
                    ---------------------       ------------------            ---------------            ------------------
                     AIM V.I.                ALLIANCE                         MFS
                      CAPITAL      AIM V.I.   PREMIER        ALLIANCE       EMERGING        MFS
                   APPRECIATION     VALUE      GROWTH         QUASAR         GROWTH       RESEARCH         HOTCHKIS AND WILEY
 ANNUAL EXPENSES      FUND(g)      FUND(g)   PORTFOLIO(e)  PORTFOLO(e)***   SERIES(f)     SERIES (f)    INTERNATIONAL VIP(h)***
----------------   ------------   --------  -------------  --------------   ---------     ----------    -----------------------
Investment
  Advisory Fees..      .63%         .62%       1.00%           .58%           .75%           .75%                  .75%
Other Expenses...      ___%         ___%        ___%           ___%           ___%           ___%                  ___%
Total Annual
  Operating
  Expenses.......      ___%         ___%        ___%           ___%           ___%           ___%                  ___%



                                                         DEFINED ASSET FUNDS
                                                   -----------------------------
 ANNUAL EXPENSES                                        SELECT TEN TRUST(i)***
----------------                                   -----------------------------
 Deferred Transaction Fee.........................  $4.70 per 1,000 Trust Units
 Trustee's Fee....................................               .082%
 Portfolio Supervision, Bookkeeping &
   Administrative Fees............................               .045%
 Organizational Expenses..........................               .046%
 Other Operating Expenses.........................               .006%
                                                                 -----
 Total Annual Operating Expenses..................               .179%

--------------
* Closed to allocations of premiums or contract value following the close of business on December 6, 1996.

** Closed to allocations of premiums or contract value following the close of business on June 5, 1998.

*** Available for allocations of premiums or contract value following the close of business on June 5, 1998.

EXAMPLES OF CHARGES [to be updated]

If the Contract is surrendered at the end of the applicable time period:

     The following cumulative expenses would be paid on each $1,000 invested, assuming 5% annual return on assets:


                                                  1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                  ------  -------  -------  --------
     Separate Account B subaccount investing in:
     Reserve Assets Fund+........................    $83      $91     $101      $157
     Separate Account A subaccount investing in:
     Prime Bond Fund+............................    $89     $109     $131      $218
     High Current Income Fund+...................    $90     $111     $134      $226
     Quality Equity Fund+........................    $89     $109     $131      $219
     Special Value Focus Fund+...................    $92     $119     $148      $253
     Natural Resources Focus Fund+*..............    $92     $119     $149      $254
     Global Strategy Focus Fund+.................    $92     $117     $144      $246
     American Balanced Fund+*....................    $90     $113     $138      $232
     Domestic Money Market Fund+.................    $90     $111     $134      $226
     Basic Value Focus Fund+.....................    $91     $114     $140      $238
     Global Bond Focus Fund+**...................    $92     $117     $144      $246
     Global Utility Focus Fund+*.................    $91     $115     $141      $240
     International Equity Focus Fund+**..........    $93     $122     $153      $264
     Government Bond Fund+.......................    $90     $112     $136      $229
     Developing Capital Markets Focus Fund+......    $97     $133     $171      $299
     Index 500 Fund+.............................    $88     $106     $127      $211
     Global Growth Focus Fund+***................    $97     $133     $171      $299
     Capital Focus Fund+***......................    $93     $121     $151      $260
     Select Ten Trust***.........................    $91     $114     $139      $236
     AIM V.I. Capital Appreciation Fund..........    $91     $115     $142      $241
     AIM V.I. Value Fund.........................    $91     $116     $143      $243
     Alliance Premier Growth Portfolio...........    $95     $128     $163      $284
     Alliance Quasar Portfolio***................    $94     $124     $156      $269
     MFS Emerging Growth Series..................    $93     $121     $152      $261
     MFS Research Series.........................    $93     $121     $152      $262
     Hotchkis and Wiley International VIP
       Portfolio***..............................    $98     $136     $176      $309

If the Contract is annuitized, or not surrendered, at the end of the applicable time period:

     The following cumulative expenses would be paid on each $1,000 invested, assuming 5% annual return on assets:


                                                  1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                  ------  -------  -------  --------
     Separate Account B subaccount investing in:
     Reserve Assets Fund+........................    $13      $41      $71      $157
     Separate Account A subaccount investing in:
     Prime Bond Fund+............................    $19      $59     $101      $218
     High Current Income Fund+...................    $20      $61     $104      $226
     Quality Equity Fund+........................    $19      $59     $101      $219
     Special Value Focus Fund+...................    $22      $69     $118      $253
     Natural Resources Focus Fund+*..............    $22      $69     $119      $254
     Global Strategy Focus Fund+.................    $22      $67     $114      $246
     American Balanced Fund+*....................    $20      $63     $108      $232
     Domestic Money Market Fund+.................    $20      $61     $104      $226
     Basic Value Focus Fund+.....................    $21      $64     $110      $238
     Global Bond Focus Fund+**...................    $22      $67     $114      $246


                                                  1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                  ------  -------  -------  --------
     Global Utility Focus Fund+*.................    $21      $65     $111      $240
     International Equity Focus Fund+**..........    $23      $72     $123      $264
     Government Bond Fund+.......................    $20      $62     $106      $229
     Developing Capital Markets Focus Fund+......    $27      $83     $141      $299
     Index 500 Fund+.............................    $18      $56      $97      $211
     Global Growth Focus Fund+***................    $27      $83     $141      $299
     Capital Focus Fund+***......................    $23      $71     $121      $260
     Select Ten Trust***.........................    $21      $64     $109      $236
     AIM V.I. Capital Appreciation Fund..........    $21      $65     $112      $241
     AIM V.I. Value Fund.........................    $21      $66     $113      $243
     Alliance Premier Growth Portfolio...........    $25      $78     $133      $284
     Alliance Quasar Portfolio***................    $24      $74     $126      $269
     MFS Emerging Growth Series..................    $23      $71     $122      $261
     MFS Research Series.........................    $23      $71     $122      $262
     Hotchkis and Wiley International VIP
       Portfolio***..............................    $28      $86     $146      $309

---------------
  +  Class A Shares.

  * Closed to allocations of premiums or contract value following the close of business on December 6, 1996.

 ** Closed to allocations of premiums or contract value following the close of business on June 5, 1998.

*** Available for allocations of premiums or contract value following the close of business on June 5, 1998.


The preceding Fee Table and Examples help you understand the costs and expenses you will bear, directly or indirectly. The Fee Table and Examples include expenses and charges of the Accounts as well as the Funds. The Examples also reflect the $40 contract maintenance charge as .0009% of average assets. See the Charges and Deductions section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.

The Fee Table and Examples do not include charges to contract owners for premium taxes. Premium taxes may be applicable. Refer to the PREMIUM TAXES section in this Prospectus for further details.

Condensed financial information containing the accumulation unit value history appears at the end of this prospectus.

                               YIELDS AND TOTAL RETURNS

From time to time, we may advertise yields, effective yields, and total returns for the subaccounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. We may also advertise performance of the subaccounts in comparison relative to certain performance rankings and indices. More detailed information on the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

Effective yields and total returns for a subaccount are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.

The yields of the Domestic Money Market Subaccount and the Reserve Assets Subaccount refer to the annualized income generated by an investment in each subaccount over a specified 7-day period. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of an Account A subaccount (besides the Domestic Money Market Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each period. These percentages include any sales charge that would apply if you terminated the Contract at the end of each period indicated, but exclude any deductions for premium taxes.

We may also advertise or present yield or total return performance information computed on different bases. For example, we may present total return information that doesn't reflect a deduction for the sales charge. This presentation assumes that an investment in the Contract will extend beyond the period when the sales charge applies, consistent with the long term investment and retirement objectives of the Contract. We may also advertise total return performance information for the Funds, but this information will always be accompanied by average annual total returns for the corresponding subaccounts. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations. If we do, we'll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly transfers from the Domestic Money Market Subaccount to designated subaccounts under a dollar cost averaging program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It also will reflect the deduction of charges described above except for the sales charge. This information may also be compared to various indices.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts.

Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Ranking services we may use as sources of performance comparison are Lipper, VARDS, CDA/Weisenberger, Morningstar, MICROPAL, and Investment Company Data, Inc.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts to the Standard & Poor's Index of 500 Common Stocks, the Morgan Stanley EAFE Index, the Russell 2000 Index and the Dow Jones Indices, all widely used measures of stock market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other sources of performance comparison that we may use are Chase Investment Performance Digest, Money, Forbes, Fortune, Business Week, Financial Services Weekly, Kiplinger Personal Finance, Wall Street Journal, USA Today, Barrons, U.S. News & World Report, Strategic Insight, Donaghues, Investors Business Daily, and Ibbotson Associates.

Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.


                        ML LIFE INSURANCE COMPANY OF NEW YORK


We are a stock life insurance company organized under the laws of the State of New York in 1973. We are owned by Merrill Lynch & Co., Inc., a corporation whose common stock is traded on the New York Stock Exchange.

Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.



                                     THE ACCOUNTS

You may direct premiums into one or both of two segregated investment accounts available to the Contract (the "Accounts"). The ML of New York Variable Annuity Separate Account A ("Account A") offers through its subaccounts a variety of investment options. Each option has a different investment objective. The ML of New York Variable Annuity Separate Account B ("Account B") offers a money market investment through its subaccount.

We established the Accounts on August 14, 1991. They are governed by New York law, our state of domicile. They are registered with the Securities and Exchange Commission as unit investment trusts under the Investment Company Act of 1940. Each account meets the definition of a separate account under the federal securities laws. The Accounts' assets are segregated from all of our other assets.

SEGREGATION OF ACCOUNT ASSETS

Obligations to contract owners and beneficiaries that arise under the Contract are our obligations. We own all of the assets in the Accounts. Each Account's income, gains, and losses, whether or not realized, derived from Account assets are credited to or charged against the Account without regard to our other income, gains or losses. The assets in each Account will always be at least equal to the reserves and other liabilities of the Account. If an Account's assets exceed the required reserves and other Contract liabilities, we may transfer the excess to our general account. Under New York insurance law the assets in each Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct nor may the assets of either Account be charged with any liabilities of the other Account.

NUMBER OF SUBACCOUNTS; SUBACCOUNT INVESTMENTS

There are 20 subaccounts currently available through Account A and one subaccount currently available through Account B. Five subaccounts previously available through Account A (the Natural Resources Focus Subaccount, the American Balanced Subaccount, the Global Bond Focus Subaccount, the International Equity Focus Subaccount and the Global Utility Focus Subaccount) are closed to allocations of premiums and contract value. All subaccounts invest in a corresponding portfolio of the Merrill Lynch Variable Series Funds, Inc. (the "Merrill Variable Funds"); the AIM Variable Insurance Funds, Inc. (the "AIM V.I. Funds"); the Alliance Variable Products Series Fund, Inc. (the "Alliance Fund"); the MFS Variable Insurance Trust (the "MFS Trust"); the Hotchkis and Wiley Variable Trust (the "Hotchkis and Wiley Trust"); or the Defined Asset Funds. Additional subaccounts may be added or closed in the future.

Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, manager, or sponsor, nevertheless, we do not represent or assure that the investment results will be comparable to any other portfolio, even where the investment advisors or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain funds available only through the contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract should not be indicative of performance of the similarly named fund available through the Contract.



                             INVESTMENTS OF THE ACCOUNTS


GENERAL INFORMATION AND INVESTMENT RISKS

Information about investment objectives, management, policies, restrictions, expenses and all other aspects of fund operations can be found in the applicable prospectus and its Statement of Additional Information. Fund shares are currently sold to our separate accounts as well as separate accounts of Merrill Lynch Life Insurance Company (an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.), and insurance companies not affiliated with us to fund benefits under certain variable annuity and variable life insurance contracts. Shares of these funds may be offered in the future to certain pension or retirement plans.

Generally, you should consider the funds long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these funds may not be appropriate as the exclusive investment to fund a

Contract for all contract owners. There is no guarantee that any fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well fund management anticipates changes in economic conditions.

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.

The Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds") is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers the Accounts Class A shares of 21 of its separate investment mutual fund portfolios. The Reserve Assets Fund is available only to Account B. These Funds' shares are currently sold to our separate accounts as well as separate accounts of Merrill Lynch Life Insurance Company (an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.), and insurance companies not affiliated with ML of New York to fund benefits under certain variable annuity and variable life insurance contracts.

MERRILL LYNCH ASSET MANAGEMENT, L.P. ("MLAM")

MLAM is the investment adviser to the Merrill Variable Funds. MLAM is a worldwide mutual fund leader, and together with its affiliate, Fund Asset Management, L.P., had a total of $460 billion in investment company and other portfolio assets under management as of January 1998. It is registered as an investment adviser under the Investment Advisers Act of 1940. MLAM is an indirect subsidiary of Merrill Lynch & Co., Inc. MLAM's principal business address is 800 Scudders Mill Road, Plainsboro, New Jersey 08536. As the investment adviser, it is paid fees by these Funds for its services. The fees charged to each of these Funds are set forth in the summary below.


INVESTMENT OBJECTIVES

Details about these Funds, including their investment objectives, management, policies, restrictions, expenses and risks, and all other aspects of these Funds' operation can be found in the attached prospectus for the Merrill Variable Funds and in their Statement of Additional Information. Read these carefully before investing. As described in the prospectus for Merrill Variable Funds, many of these Funds should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. Such Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Merrill Variable Funds prospectus also describes certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objective. Meeting the objectives depends upon future economic conditions and upon how well these Funds' management anticipates changes in those economic conditions.

DOMESTIC MONEY MARKET FUND. This Fund seeks to preserve capital, maintain liquidity, and achieve the highest possible current income consistent with the foregoing objectives by investing in short term domestic money market securities. The Fund invests in short-term United States government securities; United States government agency securities; bank certificates of deposit and bankers' acceptances; short-term debt securities such as commercial paper and variable amount master demand notes; repurchase agreements and other domestic money market instruments. MLAM receives an advisory fee from the Fund at the annual rate of 0.50% of the average daily net assets of the Fund.

PRIME BOND FUND. This Fund seeks to obtain as high a level of current income as is consistent with the investment policies of the Fund and with prudent investment management. Secondarily, the Fund seeks capital appreciation when consistent with the foregoing objective. The Fund invests primarily in long-term corporate bonds rated in the top three ratings categories by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("Standard & Poor's"). MLAM receives an advisory fee from the Fund at the annual rate of 0.50% of the first $250 million of the combined average daily nets assets of the Fund and High Current Income Fund; 0.45% of the next $250 million; 0.40% of the next $250 million; and 0.35% of the combined average daily net assets, in excess of $750 million. The reduction of the advisory fee applicable to the Fund is determined on a uniform percentage basis as described in the Statement of Additional Information for the Merrill Variable Funds.

HIGH CURRENT INCOME FUND. This Fund seeks to obtain the highest level of current income as is consistent with the investment policies of the Fund and with prudent investment management. Secondarily, the Fund seeks capital appreciation to the extent consistent with the foregoing objective. The Fund invests principally in fixed-income securities that are rated in the lower rating categories of the established rating services or in unrated securities of comparable quality (including securities commonly known as "junk bonds"). Investment in such securities entails relatively greater risk of loss of income or principal. In an effort to minimize risk, the Fund will diversify its holdings among many issuers. However, there can be no assurance that diversification will protect the Fund from widespread defaults during periods of sustained economic downturn. MLAM receives an advisory fee from the Fund at the annual rate of 0.55% of the first $250 million of the combined average daily net assets of the Fund and Prime Bond Fund; 0.50% of the next $250 million; 0.45% of the next $250 million; and 0.40% of the combined average daily net assets in excess of $750 million. The reduction of the advisory fee applicable to the Fund is determined on a uniform percentage basis as described in the Statement of Additional Information for the Merrill Variable Funds.

QUALITY EQUITY FUND. This Fund seeks to achieve the highest total investment return consistent with prudent risk. The Fund employs a fully managed investment policy utilizing equity securities, primarily common stocks of large-capitalization companies, as well as investment grade debt and convertible securities. Management of the Fund will shift the emphasis among investment alternatives for capital growth, capital stability, and income as market trends change. MLAM receives an advisory fee from the Fund at the annual rate of 0.50% of the first $250 million of average daily net assets; 0.45% of the next $250 million; 0.425% of the next $100 million; and 0.40% of the average daily net assets in excess of $400 million.

SPECIAL VALUE FOCUS FUND (FORMERLY, THE EQUITY GROWTH FUND). This Fund seeks long term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of the Merrill Variable Funds believes have special investment value, and of emerging growth companies regardless of size. Companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities. Current income is not a factor in the selection of securities.
MLAM receives an advisory fee from the Fund at the annual rate of 0.75% of the average daily net assets of the Fund. This is a higher fee than that of many other mutual funds, but management of the Fund believes it is justified by the high degree of care that must be given to the initial selection and continuous supervision of the types of portfolio securities in which the Fund invests.

NATURAL RESOURCES FOCUS FUND. This Fund seeks to achieve long-term growth of capital and protect the purchasing power of capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resource assets. MLAM receives an advisory fee from the Fund at the annual rate of 0.65% of the average daily net assets of the Fund.

We reserve the right to suspend the sale of units of the Natural Resources Focus Subaccount in response to conditions in the securities markets or otherwise.

The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on December 6, 1996.

AMERICAN BALANCED FUND. This Fund seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed income and equity securities. MLAM receives an advisory fee from the Fund at the annual rate of 0.55% of the average daily net assets of the Fund.

The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on December 6, 1996.

GLOBAL STRATEGY FOCUS FUND. This Fund seeks high total investment return by investing primarily in a portfolio of equity and fixed income securities, including convertible securities, of U.S. and foreign issuers. The Fund seeks to achieve its objective by investing primarily in securities of issuers located in the United States, Canada, Western Europe, the Far East and Latin America. MLAM receives an advisory fee from the Fund at the annual rate of 0.65% of the average daily net assets of the Fund.

Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund.

BASIC VALUE FOCUS FUND. This Fund seeks capital appreciation and, secondarily income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. The Fund seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out-of-favor considerations. Particular emphasis is placed on securities which provide an above-average dividend return and sell at a below-average price/earnings ratio. MLAM receives an advisory fee from the Fund at the annual rate of 0.60% of the average daily net assets of the Fund.

GLOBAL BOND FOCUS FUND (FORMERLY, THE WORLD INCOME FOCUS FUND). This Fund seeks to provide high total investment return by investing in a global portfolio of fixed income securities denominated in various currencies, including multinational currency units. The Fund may invest in fixed income securities that have a credit rating of A or better by Standard & Poor's or by Moody's or commercial paper rated A-1 by Standard & Poor's or Prime-1 by Moody's or obligations that MLAM has determined to be of similar creditworthiness. MLAM receives an advisory fee from the Fund at the annual rate of 0.60% of the average daily net assets of the Fund.

Effective following the close of business on December 6, 1996, the International Bond Fund was merged with and into the Global Bond Focus Fund. The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on June 5, 1998.

GLOBAL UTILITY FOCUS FUND. This Fund seeks both capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of MLAM, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water. MLAM receives an advisory fee from the Fund at the annual rate of 0.60% of the average daily net assets of the Fund.

The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on December 6, 1996.

INTERNATIONAL EQUITY FOCUS FUND. This Fund seeks capital appreciation and, secondarily, income by investing in a diversified portfolio of equity securities of issuers located in countries other than the United States. Under normal conditions, at least 65% of the Fund's net assets will be invested in such equity securities and at least 65% of the Fund's total assets will be invested in the securities of issuers from at least three different foreign countries. MLAM receives an advisory fee from the Fund at the annual rate of 0.75% of the average daily net assets of the Fund.

The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on June 5, 1998.

GOVERNMENT BOND FUND (FORMERLY, THE INTERMEDIATE GOVERNMENT BOND FUND). This Fund seeks the highest possible current income consistent with the protection of capital afforded by investing in debt securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

MLAM receives from the Fund an advisory fee at an annual rate of 0.50% of the average daily net assets of the Fund.

DEVELOPING CAPITAL MARKETS FOCUS FUND. This Fund seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its investment objective, the Fund considers countries having smaller capital markets to be all countries other than the four countries having the largest equity market capitalizations. The Developing Capital Markets Focus Fund has established no rating criteria for the debt securities in which it may invest, and will rely on the investment adviser's judgment in evaluating the creditworthiness of an issuer of such securities. In an effort to minimize the risk, the Fund will diversify its holdings among many issuers. However, there can be no assurance that diversification will protect the Fund from widespread defaults during periods of sustained economic downturn. Investment in the Developing Capital Markets Focus Fund entails relatively greater risk of loss of income or principal. MLAM receives an advisory fee from the Fund at an annual rate of 1.00% of the average daily net assets of the Fund.

RESERVE ASSETS FUND. This Fund seeks to preserve capital, maintain liquidity, and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term money market securities. The Fund invests in short-term United States government securities; U.S. government agency securities; bank certificates of deposit and bankers' acceptances; short-term debt securities such as commercial paper and variable amount master demand notes; repurchase agreements and other money market instruments. MLAM receives an advisory fee from the Fund at the annual rate of 0. 50% of the first $500 million of the Fund's average daily net assets; 0.425% of the next $250 million; 0.375% of the next $250 million; 0.35% of the next $500 million; 0.325% of the next $500 million; 0.30% of the next $500 million; and 0.275% of the average daily net assets in excess of $2.5 billion.

INDEX 500 FUND. This Fund seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). MLAM receives an advisory fee from the Fund at an annual rate of 0.30% of the Fund's average daily net assets.

CAPITAL FOCUS FUND. This Fund seeks to achieve the highest total investment return consistent with prudent risk. To do this, management of the Fund uses a flexible "fully managed" investment policy that shifts the emphasis among equity, debt (including money market), and convertible securities. MLAM receives an advisory fee from the Fund at the annual rate of 0.60% of the Fund's average daily net assets.

GLOBAL GROWTH FOCUS FUND. This Fund seeks long-term growth of capital. The Fund invests in a diversified portfolio of equity securities of issuers located in various countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings. Because a substantial portion of the Fund's assets may be invested on an international basis, contract owners should be aware of certain risks, such as fluctuations in foreign exchange rates, future political and economic developments, different legal systems, and the possible imposition of exchange controls or other foreign government laws or restrictions. An investment in the Fund may be appropriate only for long-term investors who can assume the risk of loss of principal, and do not seek current income. MLAM receives an advisory fee from the Fund at an annual rate of 0. 75% of the Fund's average daily net assets.

DEFINED ASSET FUNDS-SELECT TEN TRUST

Defined Asset Funds is America's oldest and largest family of unit investment trusts, with over $115 billion sponsored over the last 25 years. Each Defined Asset Fund is a portfolio of preselected securities. The portfolio is divided into "units" representing equal shares of the underlying assets ("Trust Units"). Each Trust Unit receives an equal share of income and principal distributions.

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") serves as sponsor of Defined Asset Funds. For its services as sponsor, MLPF&S receives a deferred transaction fee, accrued daily at an annual rate of $4.70 per 1,000 Trust Units (about 0.47%) for creating and maintaining the Select Ten Trust. Half of this fee is paid to MLIG to compensate it for its administrative services in making Trust Units available for investment by Account A. The Select Ten Trust is also subject to additional operating expenses, summarized in the Fee Table on page 10 and described more fully in the attached prospectus for the Select Ten Trust.

The Select Ten Trust, one portfolio of Defined Asset Funds, buys approximately equal amounts of the ten highest dividend-yielding common stocks of the 30 stocks in the Dow Jones Industrial Average ("DJIA") (determined three business days prior to May 1, 1999) and holds them for about one year. MLPF&S anticipates that the Select Ten Trust portfolio will remain unchanged over its one year life despite any adverse developments concerning an issuer, an industry, or the economy or stock market generally. AT THE END OF THE YEAR (ON OR ABOUT MAY 1, 2000, OR THE "ROLLOVER DATE"), THE SELECT TEN TRUST WILL BE LIQUIDATED AND THE SAME INVESTMENT STRATEGY WILL BE REAPPLIED TO THE DJIA TO SELECT (AS OF THREE BUSINESS DAYS PRIOR TO MAY 1, 2000) A NEW STOCK PORTFOLIO FOR A "ROLLOVER" OR SUCCESSOR TRUST, SUBJECT TO OUR OBTAINING NECESSARY REGULATORY APPROVALS. At the time of the rollover, it is contemplated that Trust Units will be redeemed, and the proceeds will be immediately invested in the rollover trust. Brokerage commissions in selling and purchasing stocks for the rollover trust will be borne indirectly by contract owners.

The Select Ten Trust will terminate on or about May 1, 1999. At that time assets of the Select Ten subaccount will be reinvested in a rollover trust. From the Rollover Date to thirty days after the Rollover Date, you can make one transfer from the Select Ten subaccount of ALL account value in the Select Ten subaccount to other subaccounts of Account A. This special transfer won't count toward the six transfers among subaccounts of Account A that may be made without charge during a contract year. In addition, we won't exercise our right to impose additional conditions or charges on transfers during this thirty day time period. See "TRANSFERS".

MLPF&S RESERVES THE RIGHT TO DEPART FROM THE SELECT TEN INVESTMENT STRATEGY DESCRIBED ABOVE IN ORDER TO MAINTAIN THE SELECT TEN TRUST'S COMPLIANCE WITH THE DIVERSIFICATION REQUIREMENTS OF SECTION 817(h) OF THE INTERNAL REVENUE CODE AND REGULATIONS THEREUNDER. IN ADDITION, WE RESERVE THE RIGHT TO CEASE OFFERING THE SELECT TEN SUBACCOUNT AT ANY TIME. THERE CAN BE NO ASSURANCE THAT DEFINED ASSET FUNDS OR MLPF&S WILL CONTINUE TO MAKE ROLLOVER TRUSTS AVAILABLE IN THE FUTURE.

------------------------
* The name "Dow Jones Industrial Average" is the property of Dow Jones & Company, Inc., which is not affiliated with MLPF&S, has not participated in any way in the creation of the Select Ten Trust or in the selection of stocks included in the Select Ten Trust and has not reviewed or approved any information included in this prospectus.

AIM VARIABLE INSURANCE FUNDS, INC.

AIM Variable Insurance Funds, Inc. ("AIM V.I. Funds") is registered with the Securities and Exchange Commission as an open-end, series, management investment company. It currently offers Account A two of its separate investment portfolios.

A I M Advisors, Inc. ("AIM"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as the investment adviser to each of the Funds of AIM V.I. Funds. AIM is a wholly owned subsidiary of A I M Management Group Inc., a holding company engaged in the financial services business and an indirect wholly owned subsidiary of AMVESCAP PLC. As the investment adviser, AIM is paid fees by these Funds for its services. The fees charged to each of these Funds are set forth in the summary of investment objectives below.

AIM V.I. Funds has entered into an Administrative Services Agreement with AIM, under which AIM has agreed to provide certain accounting and other administrative services to these Funds, including the services of a principal financial officer and related staff. As compensation to AIM for its services under the Administrative Services Agreement, these Funds reimburse AIM for expenses incurred by AIM or its affiliates in connection with such services.

AIM has entered into an agreement with us with respect to administrative services for these Funds in connection with the Contracts. Under this agreement, AIM pays us compensation in an amount equal to a percentage of the average net assets of these Funds attributable to the Contracts.

AIM V.I. CAPITAL APPRECIATION FUND. This Fund seeks capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies. AIM will be particularly interested in companies that are likely to benefit from new or innovative products, services or processes that should enhance such companies' prospects for future growth in earnings. As a result of this policy, the market prices of many of the securities purchased and held by this Fund may fluctuate widely. Any income received from securities held by the Fund will be incidental, and you should not consider a purchase of shares of the Fund as equivalent to a complete investment program. The Fund's portfolio is primarily comprised of securities of two basic categories of companies: (1) "core" companies, which AIM considers to have experienced above-average and consistent long-term growth in earnings with excellent prospects for outstanding future growth, and (2) "earnings acceleration" companies which AIM believes are currently enjoying a dramatic increase in profits. AIM receives an advisory fee from the Fund at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets and 0.60% of the Fund's average daily net assets in excess of $250 million.

AIM V.I. VALUE FUND. This Fund seeks to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity markets generally. Income is a secondary objective. You shouldn't select the subaccount corresponding to this Fund if income is your primary investment objective. AIM receives an advisory fee from the Fund at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets and 0.60% of the Fund's average daily net assets in excess of $250 million.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Alliance Variable Products Series Fund, Inc. ("Alliance Fund") is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Account A two of its separate investment portfolios. Alliance Capital Management L.P. ("Alliance"), a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105 serves as the investment adviser to each Fund of the Alliance Series Fund. Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance, is an indirect wholly owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly owned subsidiary of the Equitable Companies Incorporated, a holding company which is controlled by AXA, a French insurance holding company. As the investment adviser, Alliance is paid fees by the Funds for its services. The fees charged to the Funds are set forth in the summary of investment objective below.

Alliance Fund Distributors, Inc. ("AFD"), an affiliate of Alliance, has entered into an agreement with us with respect to administrative services for these Funds in connection with the Contracts. Under this agreement, AFD pays us compensation in an amount equal to a percentage of the average net assets of these Funds attributable to the Contracts.

ALLIANCE PREMIER GROWTH PORTFOLIO. This Fund seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income will be incidental to the objective of capital growth. Because of the market risks inherent in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value. This Fund is therefore not intended for contract owners whose principal objective is assured income and conservation of capital. Alliance receives an advisory fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets.

ALLIANCE QUASAR PORTFOLIO. This Fund seeks growth of capital by pursuing aggressive investment policies. The Fund invests principally in a diversified portfolio of equity securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation, and invests only incidentally for current income. The selection of securities based on the possibility of appreciation cannot prevent loss in value. Moreover, because the Fund's investment policies are aggressive, an investment in the Fund is risky and is not intended for contract owners who want assured income or preservation of capital. Alliance receives an advisory fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets. (See "Notes to Fee Table" for a discussion of a reimbursement arrangement applicable to this Fund.)


MFS VARIABLE INSURANCE TRUST

MFS Variable Insurance Trust ("MFS Trust") is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Account A two of its separate investment portfolios.

Massachusetts Financial Services Company ("MFS"), a Delaware corporation, 500 Boylston Street, Boston, Massachusetts 02116, serves as the investment adviser to each of the Funds of MFS Trust. MFS is a subsidiary of Sun Life of Canada (U.S.), which, in turn, is a wholly owned subsidiary of Sun Life Assurance Company of Canada. As the investment adviser, MFS is paid fees by each of these Funds for its services. The fees charged to these Funds are set forth in the summary of investment objectives below.

MFS has entered into an agreement with MLIG with respect to administrative services for these Funds in connection with the Contracts and certain contracts issued by Merrill Lynch Life Insurance Company. Under this agreement, MFS pays compensation to MLIG in an amount equal to a percentage of the average net assets of these Funds attributable to such contracts.

MFS EMERGING GROWTH SERIES. This Fund seeks long-term growth of capital by investing primarily (i.e., at least 80% of its assets under normal circumstances) in common stocks of emerging growth companies. Emerging growth companies include companies that MFS believes are early in their life cycle but which have the potential to become major enterprises. Dividend and interest income from portfolio securities, if any, is incidental to the Fund's objective of long-term growth of capital. MFS receives an advisory fee from the Fund at an annual rate of 0.75% of average daily net assets of the Fund.

MFS RESEARCH SERIES. This Fund seeks to provide long-term growth of capital and future income. The portfolio securities of the MFS Research Series are selected by a committee of investment research analysts. This committee includes investment analysts employed not only by the Adviser but also by MFS International (U.K.) Limited, a wholly owned subsidiary of MFS. The Series' assets are allocated among industries by the analysts acting together as a group. Individual analysts are then responsible for selecting what they view as the securities best suited to meet the Series' investment objective within their assigned industry responsibility. MFS receives an advisory fee from the Fund at an annual rate of 0. 75% of average daily net assets of the Fund.


HOTCHKIS AND WILEY VARIABLE TRUST

Hotchkis and Wiley Variable Trust ("Hotchkis and Wiley Trust"), a Massachusetts business trust, is registered with the Securities and Exchange Commission as an open-end management investment company. This Fund is intended to serve as the investment medium for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain insurance companies.

Hotchkis and Wiley, 800 West Sixth Street, Fifth Floor, Los Angeles, California 90017, serves as the investment adviser to the Hotchkis and Wiley International VIP Portfolio and generally administers the affairs of the Hotchkis and Wiley Trust. Hotchkis and Wiley is a division of the Merrill Lynch Capital Management Group of MLAM, and a separate business unit of Merrill Lynch & Co., Inc. As the investment adviser, Hotchkis and Wiley is paid fees by the Fund for its services. The fees charged to the Fund for advisory services are set forth in the summary of investment objective below.

Hotchkis and Wiley has entered into an agreement with MLIG with respect to administrative services for the Hotchkis and Wiley Trust in connection with the Contracts and certain contracts issued by Merrill Lynch Life Insurance Company. Under this agreement, Hotchkis and Wiley pays compensation to MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by the Hotchkis and Wiley International VIP Portfolio to Hotchkis and Wiley attributable to such contracts.

HOTCHKIS AND WILEY INTERNATIONAL VIP PORTFOLIO. This Fund seeks to provide current income and long term growth of income, accompanied by growth of capital. The Fund will attempt to achieve its objective by investing at least 65% of its total assets in equity securities in at least three non-U.S.
markets. Ordinarily, the Fund will invest in equity securities issued by companies located in some or all of the developed foreign equity markets.
These markets generally include fifteen markets in Europe, as well as
Australia, New Zealand, Japan, Hong Kong, Singapore, Malaysia, Canada, and
South Korea.  Investing in emerging market and other foreign securities involves certain risk considerations not typically associated with investing in securities of U.S. issuers, including currency devaluations and other currency exchange rate fluctuations, political uncertainty and instability, more
                                      20
substantial government involvement in the economy, higher rates of inflation, less government supervision and regulation of the securities markets and participants in those markets, controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars, greater price volatility, substantially less liquidity and significantly smaller capitalization of securities markets, absence of uniform accounting and auditing standards, generally higher commission expenses, delay in settlement of securities transactions, and greater difficulty in enforcing shareholder rights and remedies. Hotchkis and Wiley receives from the Fund an advisory fee at an annual rate of 0.75% of the Fund's average daily net assets.


PURCHASES AND REDEMPTIONS OF FUND SHARES; REINVESTMENT

The Accounts will purchase and redeem shares or Trust Units of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Accounts are automatically reinvested at net asset value in additional shares or Trust Units of the Funds.


MATERIAL CONFLICTS, SUBSTITUTION OF INVESTMENTS AND CHANGES TO ACCOUNTS

It is conceivable that material conflicts could arise as a result of both variable annuity and variable life insurance separate accounts investing in the Funds. Although no material conflicts are foreseen, the participating insurance companies will monitor events in order to identify any material conflicts between variable annuity and variable life insurance contract owners to determine what action, if any, should be taken. Material conflicts could result from such things as (1) changes in state insurance law, (2) changes in federal income tax law or (3) differences between voting instructions given by variable annuity and variable life insurance contract owners. If a conflict occurs, we may be required to eliminate one or more subaccounts of Separate Account A or Separate Account B or substitute a new subaccount. In responding to any conflict, we will take the action we believe necessary to protect our contract owners.

We may substitute a different investment option for any of the current Funds. We can do this for both existing investments and the investment of future premiums. However, before any such substitution, we would need the approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any substitutions.

We may also add new subaccounts to either Account, eliminate subaccounts in either Account, deregister either or both of the Accounts under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate either or both Accounts as a managed investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or account to another subaccount or Account pursuant to a combination or otherwise, and create new accounts. Before we make certain changes we need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

                        CHARGES AND DEDUCTIONS


We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits. For example, the sales charge may not fully cover all of the sales and distribution expenses we actually incur, and we may use proceeds from other charges, including the mortality and expense risk charge, in part to cover such expenses.

MORTALITY AND EXPENSE RISK CHARGE

We impose a mortality and expense risk charge on the Accounts. It equals 1.25% annually for Account A and 0.65% annually for Account B. We deduct it daily from the net asset value of the Accounts. Of this amount, 0.75% annually for Account A and 0.35% annually for Account B is attributable to mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments unaffected by our actual mortality experience.

The remaining portion of the charge, 0.50% annually for Account A and 0.30% annually for Account B, is attributable to expense risks we assume should the contract maintenance and administration charges be insufficient to cover all Contract maintenance and administration expenses.

The mortality and expense risk charge is greater for Account A than for Account B because a guaranteed greater death benefit and higher administrative expenses are attributable to Account A. If this charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses. The charge will never increase.


SALES CHARGE

WHEN IMPOSED

We may impose a contingent deferred sales charge on withdrawals and surrenders from Account A. We don't impose the charge on withdrawals or surrenders from Account B. This charge is for expenses relating to the sale of the Contract, such as commissions, preparation of sales literature, and other promotional activity. We impose the charge only on premium withdrawn from Account A held for less than seven years. However, where permitted by state regulation, up to 10% of this premium will not be subject to such a charge if withdrawn from Account A as part of the first withdrawal of the contract year, whether paid in a lump sum or paid on a monthly, quarterly, semi-annual or annual basis. In addition, where permitted by state regulation, we won't impose a contingent deferred sales charge on any premium withdrawn from Contracts purchased by our employees or our affiliates or from Contracts purchased by the employees' spouses or dependents.

AMOUNT OF CHARGE

The maximum charge is 7% of the premium withdrawn during the first year after that premium is paid. The charge decreases by 1% annually to 0% after year seven, as shown below.


  NUMBER OF COMPLETE YEARS ELAPSED
  SINCE PREMIUM WAS PAID           CONTINGENT DEFERRED SALES CHARGE
  0                                7%
  1                                6%
  2                                5%
  3                                4%
  4                                3%
  5                                2%
  6                                1%
  7                                0%


The charge is calculated on total premiums withdrawn from Account A. If, however, your account value at the time of withdrawal is less than your premiums paid in, the charge is based on your account value. Gain in account value is never subject to this sales charge. The example below explains this charge.


                     HOW THE SALES CHARGE WORKS
   If you made a $5,000 premium payment to Account A and withdrew the entire $5,000 three years later, we would impose a 4% charge on the $5,000 withdrawal. If you had made a $5,000 premium payment to Account A and due to negative investment experience only $4,500 remained in Account A when you withdrew it three years later, we would impose a 4% charge only on $4,500 of the original premium. If instead the $5,000 premium payment you made to Account A grew to $5,500 due to positive investment experience, and you withdrew $200 of gain in account value as the first withdrawal three years later, and thereafter withdrew the remaining $5,300 in a subsequent withdrawal that same year, we would impose no contingent deferred sales charge on the $200 first withdrawn (as it represents gain, and not premium) and we would impose a 4% contingent deferred sales charge only on $5,000 of the $5,300 subsequent withdrawal (as $300 of that amount represents gain).


HOW DEDUCTED

We deduct the charge on a pro rata basis from among the subaccounts you're invested in, based on the ratio of your subaccount value to your Account A account value. The example below shows how this works.

                         PRO-RATA DEDUCTIONS

        Kim Investor's Retirement Plus contract has a current account value of $100,000. $60,000 is in the Basic Value Focus Fund, and $40,000 is in the Capital Focus Fund. Kim withdraws $20,000 from the contract, and the entire $20,000 is subject to a 7% sales charge ($1400). Accordingly, $840 -- 60% of $1400 - is deducted from the Basic Value Focus Fund and $560 - 40% of $1400 - is deducted from the Capital Focus Fund.


(See "Withdrawals and Surrenders" and "Accumulation Units" for a discussion of the effect the deduction of this charge will have on the number of accumulation units credited to a Contract.)

ADMINISTRATION CHARGE

We charge 0.10% annually to reimburse us for costs associated with the establishment and administration of the Contract. We deduct the charge daily only from the net asset value of Account A. We don't impose the charge on the assets in Account B. This charge covers such expenses as optional contract transactions (for example, processing transfers and Dollar Cost Averaging transactions). This charge will never increase.

CONTRACT MAINTENANCE CHARGE

We charge $40 a year to reimburse us for expenses related to maintenance of the Contract. These expenses include issuing Contracts, maintaining records, and performing accounting, regulatory compliance, and reporting functions. We deduct this charge from your contract value on each contract anniversary that occurs on or before the annuity date. We won't deduct it after the annuity date. We also deduct the charge if you surrender the contract on any date besides a contract anniversary. We deduct the charge on a pro rata basis from among all subaccounts in which your contract value is invested. The contract maintenance charge will never increase.

We'll waive this charge on all Contracts with a contract value equal to or greater than $50,000 on the date the charge would normally be deducted.

Currently, a contract owner of three or more Contracts will be assessed no more than $120 in Contract Maintenance Charges annually. We reserve the right to change this limit at any time.


OTHER CHARGES

TRANSFER CHARGES

You may make up to six transfers among Account A subaccounts per contract year without charge. If you make more than six, we may charge you $25 for each extra transfer. Certain transfers from the Select Ten subaccount will not count toward the six transfers permitted among Account A subaccounts per contract year without charge. (See "Defined Asset Funds-Select Ten Trust" and "Transfers".)

TAX CHARGES

We reserve the right, subject to any necessary regulatory approval, to charge for assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Accounts any taxes imposed on the Accounts' investment earnings. (See "Tax Status".)

FUND EXPENSES

In calculating the net asset values of the Funds (except the Select Ten Trust), advisory fees and operating expenses are deducted from the assets of each Fund. Deferred transaction fees, trustee's fees, portfolio supervision, bookkeeping and administrative fees, organizational expenses, and other operating expenses are deducted from the assets of the Select Ten Trust. Information about those fees and expenses can be found in the attached prospectuses for the Funds, and in the Statement of Additional Information for each Fund, if applicable.

RETIREMENT PLUS ADVISOR EXPENSES

Fees associated with participation in the Merrill Lynch RPA program are paid by the participating contract owner and are not deducted from the contract value or imposed on the Accounts. (See "Merrill Lynch Retirement Plus Advisor".)

PREMIUM TAXES

Various states and municipalities impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the contract value on the annuity date.

Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 5%. Although we pay these taxes when due, we won't deduct them from your contract value until the annuity date. (See "Accumulation Units" for a discussion of the effect the deduction of this charge will have on the number of accumulation units credited to a Contract.) In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we will also deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.

Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner's state of residence, our status within that state, and the premium tax laws of that state.



                 FEATURES AND BENEFITS OF THE CONTRACT


As we describe the contract, we will often use the word "you". In this context "you" means "contract owner".

OWNERSHIP OF THE CONTRACT

The contract owner is entitled to exercise all rights under the Contract.
Unless otherwise specified, the purchaser of the Contract will be the contract owner. The contract can be owned by a trust or a corporation. However, special tax rules apply to contracts owned by "non-natural persons." If you are a human being, you are considered a "natural person." You may designate a beneficiary. If you die, the beneficiary will receive all remaining Contract rights. You may also designate an annuitant. You may change the annuitant at any time prior to the annuity date. If you don't select an annuitant, you are the annuitant. If a non-natural person owns the contract and changes the annuitant, the Internal Revenue Code requires us to treat the change as the death of the contract owner. We will then pay beneficiary the contract value, less any applicable fees and charges.

Only spouses may be co-owners of the Contract. When co-owners are established, they exercise all rights under the Contract jointly unless they elect otherwise. Co-owner spouses must each be designated as beneficiary for the other.
Co-owners may also designate a beneficiary to receive benefits on the surviving co-owner's death. IRA Contracts may not have co-owners.

You may assign the Contract to someone else by giving notice to our Home Office. Only complete ownership of the Contract may be assigned to someone else. You can't do it in part. An assignment to a new owner cancels all prior beneficiary designations except an irrevocable prior beneficiary designation. Assignment of the Contract may have tax consequences or may be prohibited on certain IRA Contracts, so you should consult with a qualified tax adviser before assigning the Contract. (See "Federal Income Taxes".)


ISSUING THE CONTRACT

ISSUE AGE

You can buy a nonqualified Contract if you are less than 85 years old. Annuitants on nonqualified Contracts must also be less than 85 years old when we issue the contract. For IRA Contracts owned by natural persons, the contract owner and annuitant must be the same person. Contract owners and annuitants on IRA Contracts must be less than 701/2 years old when we issue the contract.

INFORMATION WE NEED TO ISSUE THE CONTRACT

Before we issue the Contract, we need certain information from you. We may require you to complete and return a written Contract application in certain circumstances, such as when the Contract is being issued to replace, or in exchange for, another annuity or life insurance contract. Once we review and approve that information or application, and you pay the initial premium, we'll issue a Contract. The date we do this is called the Date of Issue. Generally, we'll do this and invest the premium within two business days. If we haven't received necessary information within five business days, however, we will offer to return the premium and no Contract will be issued. You can consent to our holding the premium until we get all necessary information, and then we will invest the premium within two business days after we get the information.

TEN DAY RIGHT TO REVIEW

When you get the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within ten days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract. To get a refund, return the Contract to our Home Office or to the Financial Consultant who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date the Contract is returned.

PREMIUMS

MINIMUM AND MAXIMUM PREMIUMS

Initial premium payments must be $5,000 or more on a nonqualified Contract and $2,000 or more on an IRA Contract. Subsequent premium payments generally must be $100 or more. You can make them at any time before the annuity date. We may waive the $100 minimum for premiums paid under IRA Contracts held in Retirement Plan Operations accounts of MLPF&S where you're transferring the complete cash balance of such account into a Contract. We reserve the right to reject subsequent premium payments, if required by law. Maximum annual contributions to IRA Contracts are limited by federal law.

HOW TO MAKE PAYMENTS

You can pay premiums directly to our Home Office at the address printed on the cover of this Prospectus or have money debited from your MLPF&S brokerage account. Under an automatic investment feature, you can make systematic premium payments on a monthly, quarterly, semi-annual or annual basis from a MLPF&S brokerage account. Contact your Financial Consultant for additional information. You may cancel the automatic investment feature at any time. Once canceled, you can't activate it again until the next contract year.

PREMIUM INVESTMENTS

For the first 14 days following the date of issue, we'll hold all premiums directed into Account A in the Domestic Money Market Subaccount. After the 14 days, we'll reallocate the account value to the Account A subaccounts you selected. We'll place premiums directed into Account B in the Reserve Assets Subaccount on the issue date. We'll place subsequent premiums allocated to Account B in the Reserve Assets Subaccount as of the end of the valuation period in which our Home Office receives them.

Currently, you may allocate your premium among 18 of 21 subaccounts (20 available through Account A and one available through Account B). Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the Prime Bond Fund, 58% allocated to the High Current Income Fund, and 30% allocated to the Quality Equity Fund. However, you may not allocate 33 1/3% to the Prime Bond Fund and 66 2/3%, to the High Current Income Fund. If we don't get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions you last gave us. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.

ACCUMULATION UNITS

Each subaccount has a distinct value, called the accumulation unit value. The accumulation unit value varies daily with the performance and expenses of the corresponding subaccount funds. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.

               HOW ARE MY CONTRACT TRANSACTIONS PRICED?

        We calculate an accumulation unit value for each subaccount at the close of business on each day that the New York Stock Exchange is open. Transactions are priced, which means that accumulation units in your contract are purchased (added to your contract) or redeemed (taken out of your contract), at the unit value next calculated after our Home Office receives notice of the transaction. For premium payments and transfers into a subaccount, units are purchased. For payment of contract proceeds (i.e., partial withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deduction for the contract maintenance charge, any sales charge, any transfer charge, and any premium taxes due, units are redeemed.


               HOW DO WE DETERMINE THE NUMBER OF UNITS?

        We determine the number of units by dividing the dollar value of the amount of the purchase or redemption allocated to the subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the transfer is made. The number of accumulation units in each subaccount credited to a Contract will therefore increase or decrease as these transactions are made. The number of subaccount accumulation units credited to a Contract will not change as a result of investment experience or the deduction of mortality and expense risk and administration charges. Instead, these charges and investment experience are reflected in the accumulation unit value.


When we first established each subaccount, we arbitrarily set the value of an accumulation unit at $10. Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. A valuation period is the time period from one determination of the net asset value of a subaccount to the next, measured from the time each day the Funds are valued. The Funds are valued at the close of business on each day the New York Stock Exchange is open. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for the last prior valuation period by the net investment factor for the subaccount for the current valuation period.

The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. For any subaccount, we determine the net investment factor by dividing the value of the assets of the subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the valuation period equivalent of the annual administration and mortality and expense risk charges. We may adjust the net investment factor to make provisions for any change in law that requires us to pay tax on capital gains in the Accounts or for any assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See "Other Charges").


           ADDITIONAL PROVISIONS APPLICABLE TO ALL CONTRACTS


DEATH OF ANNUITANT

If the annuitant dies before the annuity date, and the annuitant is not the contract owner, the owner may designate a new annuitant. If a new annuitant is not designated, the contract owner will become the annuitant unless the owner is not a natural person. If the contract owner is not a natural person, no new annuitant may be named and the death benefit will be paid.

If the owner's beneficiary is the surviving spouse, the spouse may elect to continue the Contract. The spouse will then become the contract owner and the beneficiary until a new beneficiary is named.

TRANSFERS

TRANSFERS WITHIN ACCOUNT A

Before the annuity date, you may transfer all or part of your Account A value among the Account A subaccounts up to six times per contract year without charge. You can make additional transfers among Account A subaccounts, but we may charge you $25 for each extra transfer. We will deduct the transfer charge pro rata from among the subaccounts you're transferring from. Certain transfers from the Select Ten subaccount will not count toward the six transfers permitted among Account A subaccounts per contract year without charge. (See "Defined Asset Funds - Select Ten Trust".) We reserve the right to change the number of additional transfers permitted each contract year.

Transfers among subaccounts may be made in specific dollar amounts or as a percentage of Account A value. You must transfer at least $100 or the total value of a subaccount, if less. Transfers reflecting percentages are also subject to a $100 minimum with allocations in whole numbers. For example, 10% or 30% of $1,000 Account A value in the Prime Bond Fund may be transferred to the High Current Income Fund, but 10.5% may not. Similarly, 20% of $600 Account A value in the Prime Bond Fund may be transferred to the High Current Income Fund, but 10% may not.

You may request transfers in writing or by telephone, once we get proper telephone transfer authorization. Transfer requests may also be made through your Merrill Lynch Financial Consultant, or another person you designate, once we receive proper authorization. Transfers will take effect as of the end of the valuation period on the date the Home Office receives the request. We will consider telephone transfer requests received after 4:00 p.m. (ET) to be received the following business day.

DOLLAR COST AVERAGING

WHAT IS IT?

The Contract offers an optional transfer feature called Dollar Cost Averaging ("DCA"). This feature allows you to reallocate money at monthly intervals from the Account A Domestic Money Market Subaccount to any of the remaining Account A subaccounts. The DCA feature is intended to reduce the effect of short term price fluctuations on investment cost. Since the same dollar amount is transferred to selected subaccounts each month, more accumulation units are purchased in a subaccount when their value is low and fewer accumulation units are purchased when their value is high. Therefore, over the long haul a DCA program may let you buy accumulation units at a lower than average cost. However, a DCA program does not assure a profit or protect against a loss in declining markets.

You can choose the DCA feature any time before the annuity date. Once you start using it, you must continue for at least three months. Once you reach the annuity date, you may no longer use Dollar Cost Averaging.

MINIMUM AMOUNTS

To elect DCA, you need to have a minimum amount of money in the Domestic Money Market subaccount. We determine the amount required by multiplying the specified length of your DCA program in months by your specified monthly transfer amount. Amounts of $100 or more must be allotted for transfer each month in the DCA feature. Allocations must be designated in percentage increments of 10%. No specific dollar amount designations may be made. We reserve the right to change these minimums. Should the amount in your Domestic Money Market Subaccount drop below the selected monthly transfer amount, we'll notify you that you need to put more money in to continue DCA.

WHEN DO WE MAKE DCA TRANSFERS?

We'll make the first DCA transfer on the first monthiversary date after our Home Office receives your election. We'll make subsequent DCA transfers as of the end of the valuation period on each of the Contract's monthiversary dates. We don't charge for DCA transfers. These transfers are in addition to the six annual transfers permitted under the Contract.

MERRILL LYNCH RETIREMENT PLUS ADVISOR

If you qualify, you may participate in the Merrill Lynch Retirement Plus Advisor ("RPA") program. Through RPA, an investment program developed by MLPF&S, premiums and Account A money are allocated and transferred periodically among the subaccounts of Account A based on your investment profile. MLPF&S is a registered investment adviser under the Investment Advisers Act of 1940.

Before you can participate, you must complete a profiling questionnaire and client agreement for each contract with which you're using the RPA program.

If you participate in the RPA program, you can't use DCA. In addition, MLPF&S may ask you to give up the RPA program if you request a transfer while the RPA program is in effect; such transfers may be inconsistent with investment strategies being implemented through the RPA program.

FEES AND CHARGES FOR RPA

MLPF&S charges a fee for the RPA program. MLPF&S deducts this fee directly from your brokerage account. The fee is not deducted from your contract value or imposed on the Accounts. We don't charge for RPA program transfers of Account A money.

If you wish to participate in the RPA program, consult with your Financial Consultant for additional information regarding the availability of the program and specific eligibility requirements.

Participation in the program does not guarantee that you will attain your investment goals. In addition, the program does not guarantee investment gains, or protect against investment losses.

TRANSFERS FROM ACCOUNT A TO ACCOUNT B

Once each contract year, you may transfer from Account A to Account B an amount equal to any gain in account value and/or any premium not subject to sales charge, determined as of the date we receive the request. Where permitted by state regulation, once each contract year, you may transfer from Account A to Account B all or a portion of the greater of that amount, or 10% of premiums still subject to a sales charge determined as of the date we receive the request (minus any of that premium already withdrawn or transferred). Additionally, where permitted by state regulation, periodic transfers of all or a portion of the greater amount, determined at the time of each periodic transfer, are permitted, on a monthly, quarterly, semiannual or annual basis. You may cancel periodic transfers at any time. Once canceled, they can not be activated again until the next contract year.

Generally, we will deduct the amount transferred on a pro rata basis from among the Account A subaccounts you specify, based on your proportional interest in each of these subaccounts to the Account A value, unless you request otherwise. However, if you want the amount transferred on a monthly, quarterly, semi-annual or annual basis, it must be deducted on a pro rata basis. There is no charge imposed on the transfer of this amount. No transfers are permitted from Account B to Account A.


WITHDRAWALS AND SURRENDERS

WHEN AND HOW WITHDRAWALS ARE MADE

Before the annuity date, you may withdraw money from the Contract up to six times per contract year. Withdrawals are subject to tax and prior to age 591/2 may also be subject to a 10% federal penalty tax. (See "Penalty Taxes".)


        The Contract provides a specific order for withdrawals. We treat the first withdrawal from Account A in any contract year in the following order:

        1. Gain in account value and premium no longer subject to a sales charge; then
        2.   Premium on a "first-in, first-out" basis.



By using this order, we don't impose a sales charge on the first withdrawal in any contract year out of Account A to the extent that the withdrawal consists of gain and/or any premium no longer subject to such a charge. In addition, where permitted by state regulation, we won't impose a sales charge on that portion of the first withdrawal from Account A in any contract year that does not exceed the greater of:

   (1) 10% of premiums subject to a sales charge determined as of the date the request is received, minus any prior amount withdrawn or transferred from Account A to Account B, and
   (2) any gain in Account A plus premiums allocated to Account A that are not subject to a sales charge.

Where permitted by state regulation, you may elect that the amount withdrawn be paid on a monthly, quarterly, semi-annual or annual basis.

Unless you direct us otherwise, withdrawals will be taken from subaccounts in the same proportion as your contract value bears to the subaccounts of the Accounts from which the withdrawal is made. You may withdraw money by telephone, once you've submitted a proper authorization form to our Home Office, but only if the amount withdrawn is to be paid into a Merrill Lynch brokerage account. You may make a written withdrawal request in writing to our Home Office. We will consider telephone withdrawal requests received after 4:00 p.m.
(ET) to be received the following business day.

We will treat all subsequent withdrawals from Account A in the same contract year as if premium is withdrawn on a "first-in, first-out" basis before any gain in account value is withdrawn. Therefore, premium accumulated the longest will be withdrawn first. These withdrawals are subject to a sales charge. (See "Sales Charge".)

We don't impose sales charges on any withdrawals from Account B. In addition, where permitted by state regulation we don't impose a sales charge on withdrawals from Account A on a Contract purchased by our employees or employees of our affiliates or purchased by the employee's spouse or dependents.

AUTOMATIC WITHDRAWALS

You may request monthly, quarterly, semiannual, or annual automatic withdrawals from Account B. You may activate or cancel this optional automatic withdrawal program once each contract year. Once canceled, you can't activate the program again until the next contract year. You may increase or decrease withdrawals at any time by contacting our Home Office. These automatic withdrawals are in addition to the annual six withdrawals permitted under the Contract.

MINIMUM AMOUNTS

The minimum amount that may be withdrawn is $100. At least $2,000 must remain in the Contract after you make a withdrawal. We reserve the right to change these minimums.

SURRENDERS

At any time before the annuity date you may surrender the Contract through a full withdrawal. The Contract must be delivered to our Home Office. We will pay you an amount equal to the contract value as of the end of the valuation period when we process the surrender, minus any applicable sales charge, minus any applicable contract maintenance charge, and minus any applicable charge for premium taxes. (See "Charges and Deductions".)

PAYMENTS TO CONTRACT OWNERS

We'll make any payments to you usually within seven days of our Home Office receiving your request. However, we may delay any payment, or delay processing any annuity payment or transfer request if:

   (a) the New York Stock Exchange is closed, other than for a customary weekend or holiday;
   (b) trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;
   (c) the Securities and Exchange Commission declares that an emergency exists making it difficult to dispose of securities held in the Accounts or to determine their value;
   (d) the Securities and Exchange Commission by order so permits for the protection of security holders; or

   (e) payment is derived from a check used to make a premium payment which has not cleared through the banking system.

CONTRACT CHANGES

Requests to change the owner, beneficiary, annuitant, or annuity date of a Contract will take effect as of the date such a request is signed by the contract owner, unless ML of New York has already acted in reliance on the prior status. Such changes may have tax consequences. See "Federal Income Taxes". See also "Ownership of the Contract".

DEATH BENEFIT

Regardless of investment experience, the Contract provides a guaranteed minimum death benefit if you die before the annuity date.

Unless you irrevocably designated a beneficiary, you may change the beneficiary at any time before the annuity date. If your beneficiary is your surviving spouse, your spouse may elect to continue the Contract. Your spouse becomes the contract owner and the beneficiary until your spouse names a new beneficiary.

If you are age 80 or under on the Contract date of issue, the death benefit equals the greatest of:

   (a)  premiums paid less any withdrawals,
   (b)  the contract value, or
   (c)  the maximum death benefit value.

If you are over age 80 on the Contract date of issue, the death benefit equals the greater of:

   (a)  premiums paid less any withdrawals, or
   (b)  the contract value.

The maximum death benefit value equals the greatest anniversary value of Account A, plus the value of Account B. We calculate each anniversary value of Account A as follows:

   - the value of Account A on the issue date and each contract anniversary thereafter; plus
   - premium payments you allocated to Account A since the date of issue or that anniversary; less
   - withdrawals and transfers from Account A since the date of issue or that anniversary.

After age 80, the greatest anniversary value of Account A equals the greatest anniversary value of Account A as of attained age 80, plus premium payments allocated to Account A since such anniversary, less withdrawals and transfers from Account A since such anniversary.

   EXAMPLE: Assume you are below age 80 at issue, and you made no allocations to Account B. Your maximum death benefit values, based on hypothetical values of Account A* and the contract transactions shown, are illustrated below:


                                                                                   MAXIMUM
              TRANSACTIONS                          ANNIVERSARY VALUES              DEATH                   PREMIUMS
         -----------------------     -----------------------------------------     BENEFIT     CONTRACT       LESS         DEATH
 DATE    PREMIUMS    WITHDRAWALS     1/1/98     1/1/99      1/1/00      1/1/01      VALUE       VALUE      WITHDRAWALS    BENEFITS
 ----    --------    -----------     ------     ------      ------      ------      -----       -----      -----------    --------
 1/1/96     100,000                  100,000                                       100,000     100,000       100,000      100,000
 1/1/99                              100,000    105,000                            105,000     105,000       100,000      105,000
 6/1/99      10,000                  110,000    115,000                            115,000     114,000       110,000      115,000
 7/1/99                  5,000       105,000    110,000                            110,000     112,000       105,000      112,000
 1/1/00                              105,000    110,000     109,000                110,000     109,000       105,000      110,000
 1/1/01                              105,000    110,000     109,000     112,000    112,000     112,000       105,000      112,000



--------------------
* Account Anniversary values reflect hypothetical positive and negative investment performance to demonstrate the calculation of the maximum death benefit value. There is, of course, no assurance that Account A will experience positive investment performance.


For Contracts issued on a joint ownership basis, we calculate the greatest anniversary value based on the period of time through the earlier of:

   (a)  the older co-owner attaining age 80; or
   (b)  the anniversary on or prior to either co-owner's date of death.

If the contract owner changes, we will not increase the period of time during which we use anniversary values to determine the maximum death benefit value. Subsequent changes could shorten the period if a subsequent owner is older than the prior owner. Specifically, if a new contract owner has not attained age 80 and is older than the contract owner whose age is being used to determine the maximum death benefit value at the time of the ownership change, we will base the period of time used in the calculation of the maximum death benefit value on the age of the new contract owner when the owner changes. If the new contract owner is over attained age 80 when the owner changes, we will calculate the maximum death benefit value based on the greatest anniversary value of Account A as of the contract anniversary prior to the ownership change. If a contract owner is a non-natural person, then we use the annuitant's age, rather than the contract owner's age, to determine the period of time used in the calculation of the maximum death benefit value.

We will pay the death benefit in a lump sum unless the beneficiary chooses an annuity payment option available under the Contract. (See "Annuity Options".) However, if you die before the annuity date, federal tax law generally requires the entire contract value to be distributed within five years of the date of death. Special rules may apply to a surviving spouse. (See "Federal Income Taxes".)

We determine the death benefit as of the date we receive certain information at our Home Office. We call this information due proof of death. It consists of the Beneficiary Statement, a certified copy of the death certificate, and any additional documentation we may need to process the death claim. If we haven't received the other documents within 60 days following our receipt of a certified death certificate, we will consider due proof of death to have been received and we will pay the death benefit in a lump sum.

ANNUITY PAYMENTS

We'll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. When you first buy the Contract, the annuity date for non-qualified Contracts is the annuitant's 85th birthday. The annuity date for IRA Contracts is when the owner/annuitant reaches age 70 1/2. However, you may specify an earlier annuity date. Contract owners may select from a variety of fixed annuity payment options, as outlined below in "Annuity Options." If you don't choose an annuity option, we'll use the Life Annuity with Payments Guaranteed for 10 Years annuity option when the contract owner reaches age 85 (age 701/2 for an IRA Contract). You may change the annuity option up to 30 days before the annuity date. We reserve the right to limit annuity options available to IRA contract owners to comply with the Internal Revenue Code or regulations under it.

We determine the dollar amount of annuity payments by applying your contract value on the annuity date to our then current annuity purchase rates. Purchase rates show the amount of periodic payment that a $1000 value buys. These rates are based on the annuitant's age and sex at the time payments begin. The rates will never be worse than those shown in the Contract.

If the age and/or sex of the annuitant was misstated to us, resulting in an incorrect calculation of annuity payments, we will adjust future annuity payments to reflect the correct age and/or sex. We will deduct any amount we overpaid as the result of a misstatement from future payments with 6% annual interest charges. Likewise, if we underpaid any amount as the result of a misstatement, we correct it with the next payment made with 6% annual interest credited.

If the contract value on the annuity date after the deduction of any applicable premium taxes is less than $2,000 (or a different minimum amount, if required by state law), we may cash out your contract in a lump sum. If any annuity payment would be less than $20 (or a different minimum amount, if required by state law), we may change the frequency of payments so that all payments will be at least $20 (or the minimum amount required by state law). Unless you tell us differently, we'll make annuity payments directly to your Merrill Lynch brokerage account.

ANNUITY OPTIONS

We currently provide the following annuity payment options. We may in the future offer more. Under certain circumstances, several options provide the ability to take the present value of future payments in a lump sum.


                    HOW WE DETERMINE PRESENT VALUE

        Present value refers to the amount of money needed today to fund the annuity payment option you select. The primary factors in determining present value are your life expectancy and the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum, we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.



PAYMENTS OF A FIXED AMOUNT

We will make equal payments in an amount you choose until the sum of all payments equals the contract value applied, increased for interest credited.
The amount you choose must provide at least five years of payments. These payments don't depend on the annuitant's life. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

PAYMENTS FOR A FIXED PERIOD

We will make equal payments for a period you select of at least five years. These payments don't depend on the annuitant's life. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

*LIFE ANNUITY

We make payments for as long as the annuitant lives. Payments will cease with the last payment made before the annuitant's death.

LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 OR 20 YEARS

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies before the period ends, we guarantee payments for either 10 or 20 years as you selected. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

LIFE ANNUITY WITH GUARANTEED RETURN OF CONTRACT VALUE

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies, we guarantee payments until the sum of all annuity payments equals the contract value applied, increased by interest credited.

*JOINT AND SURVIVOR LIFE ANNUITY

We make payments for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.

INDIVIDUAL RETIREMENT ACCOUNT ANNUITY

This annuity option is available only to IRA contract owners. Payments will be made annually based on either (a) the life expectancy of the owner/ annuitant;
(b) the joint life expectancy of the owner/annuitant and his or her spouse; (c) the life expectancy of the surviving spouse if the owner/annuitant dies before the annuity date. Each annual payment will be equal to the remaining contract value applied, divided by the then current life expectancy, as defined by Internal Revenue Service regulations. If the measuring life or lives dies before the remaining value has been distributed, we will pay that value to you in a lump sum.

If the annuitant dies after the annuity date while guaranteed amounts remain unpaid, you may either (a) have payments continue for the amount or period guaranteed; or (b) receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, his or her beneficiary may either (a) have payments continue for the amount or period guaranteed; or (b) receive the present value of the remaining guaranteed payments in a lump sum.

*These options are "pure" life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

GENDER-BASED ANNUITY PURCHASE RATES

Generally, the Contract provides for gender-based annuity purchase rates when life annuity options are chosen. However, in states that have adopted regulations prohibiting gender-based rates, blended unisex annuity purchase rates will be applied to both male and female annuitants. Unisex annuity purchase rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates.

Employers and employee organizations considering to purchase the Contract should consult with their legal advisor to determine whether purchasing the Contract containing gender-based annuity purchase rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. We may offer such contract owners Contracts containing unisex annuity purchase rates.



                         FEDERAL INCOME TAXES


FEDERAL INCOME TAXES

The following summary discussion is based on our understanding of current federal income tax law as the Internal Revenue Service (IRS) now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven't considered any applicable federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.

TAX STATUS OF THE CONTRACT

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Internal Revenue Code (IRC) and the regulations under it provide that separate account investments underlying a contract must be "adequately diversified" for it to qualify as an annuity contract under IRC section 72. The separate account intends to comply with the diversification requirements of the regulations under section 817(h). This will affect how we make investments.

In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features such as the flexibility of an owner to allocate premium payments and transfer contract accumulation values, have not been explicitly addressed in published rulings. While ML of New York believes that the contracts do not give owners investment control over Variable Account assets, ML of New York reserves the right to modify the contracts as necessary to prevent an owner from being treated as the owner of the Variable Account assets supporting the contract.

REQUIRED DISTRIBUTIONS. To qualify as an annuity contract under section 72(s) of the IRC, a contract must provide that: (a) if any owner dies on or after the annuity starting date but before all amounts under the contract have been distributed, the remaining amounts will be distributed at least as quickly as under the method being used where the owner died; and (b) if any owner dies before the annuity starting date, all amounts under the contract will be distributed within five years of the date of death. So long as the distributions begin within a year of the owner's death, the IRS will consider these requirements satisfied for any part of the owner's interest payable to or for the benefit of a "designated beneficiary" and distributed over the beneficiary's life or over a period that cannot exceed the beneficiary's life expectancy. A designated beneficiary is the person the owner names as beneficiary and who assumes ownership when the owner dies. A designated beneficiary must be a natural person. If an owner's spouse is the designated beneficiary, he or she can continue the contract when the contractowner dies.

The contract is designed to comply with section 72 (s). ML of New York will review the contract and amend it if necessary to make sure that it continues to comply with the section's requirements.

TAXATION OF ANNUITIES

IN GENERAL. IRC section 72 governs annuity taxation generally. We believe an owner who is a natural person usually won't be taxed on increases in the value of a contract until there is a distribution (i.e., the owner withdraws all or part of the accumulation or takes annuity payments). Assigning, pledging, or agreeing to assign or pledge any part of the accumulation usually will be considered a distribution. Withdrawals of accumulated investment earnings are taxable as ordinary income. Generally under the IRC, withdrawals are first allocated to investment earnings.

The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the accumulation over the "investment in the contract" during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person may wish to discuss them with a competent tax advisor.

The following discussion applies generally to contracts owned by a natural person:

WITHDRAWALS. If you withdraw funds from your contract before the annuity starting date, IRC section 72(e) usually deems taxable any amounts received to the extent that the accumulation value immediately before the withdrawal exceeds the investment in the contract. Any remaining portion of the withdrawal is not taxable. The investment in the contract usually equals all premiums paid by the contractowner or the contractowner's behalf.

If you withdraw your entire accumulation under a contract, you will be taxed only on the part that exceeds your investment in the contract.

ANNUITY PAYMENTS. Although tax consequences can vary with the income option you pick, IRC section 72 (b) provides generally that, before you recover the investment in the contract, gross income does not include that fraction of any annuity income payments that equals the ratio of investment in the contract to the expected return at the annuity starting date. After you recover your investment in the contract, all additional annuity payments are fully taxable.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be paid from a contract because an owner has died. If the payments are made in a single sum, they're taxed the same way a full withdrawal from the contract is taxed. If they are distributed as annuity payments, they're taxed as annuity payments.

PENALTY TAX ON SOME WITHDRAWALS

You may have to pay a penalty tax (10 percent of the amount treated as taxable income) on some withdrawals. However, there is usually no penalty on distributions:

   (1)  on or after you reach age 59 1/2 ;

   (2) after you die (or after the annuitant dies, if the owner isn't an individual)

   (3)  after you become disabled; or

   (4) that are part of a series of substantially equal periodic (at least annual) payments for your life (or life expectancy) or the joint life (or life expectancy) of you and your beneficiary.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT

Transferring or assigning ownership of the contract, designating a payee or other beneficiary who is not also the owner, or exchanging a contract can have other tax consequences that we don't discuss here. If you're thinking about any of those transactions, contact a tax advisor.

WITHHOLDING

Annuity distributions usually are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. However, recipients can usually choose not to have tax withheld from distributions.

MULTIPLE CONTRACTS

All annuity contracts that are issued after October 21, 1988 by ML of New York (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining that amount includible in such owner's income when a taxable distribution occurs. This could affect when income is taxable and how much is subject to the ten percent penalty tax discussed above.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. For instance, the President's 1999 Budget Proposal recommended legislation that, if enacted, would adversely modify the federal taxation of the contracts. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the contract.

POSSIBLE CHARGE FOR ML OF NEW YORK'S TAXES

Currently we don't charge the separate account for any federal, state, or local taxes on it or its contracts (other than premium taxes -- see page____), but we reserve the right to charge the separate account or the contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. Sales of the contract for use with IRAs may be subject to special disclosure requirements of the IRS and where applicable, purchasers will be provided with supplemental information. The IRS has not reviewed the contract for qualification as an IRA.


                           OTHER INFORMATION


VOTING RIGHTS

We own all Fund shares and Trust Units held in the Accounts. As the owner, we have the right to vote on any matter put to vote at any Funds' shareholder meetings. However, we will vote all Fund shares attributable to Contracts by following instructions we receive from you. If we don't receive voting instructions, we'll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We'll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.

You have voting rights until the annuity date. You may give voting instructions concerning

     (1)  the election of a Fund's Board of Directors;
     (2)  ratification of a Fund's independent accountant;
     (3) approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;
     (4) any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and
     (5)  any other matter requiring a vote of the Funds' shareholders.

REPORTS TO CONTRACT OWNERS

At least once each contract year before the annuity date, we will send you information about your Contract. It will outline all your Contract transactions during the year, your Contract's current number of accumulation units in each Fund, the value of each accumulation unit, and the total contract value.

You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.

SELLING THE CONTRACT

MLPF&S is the principal underwriter of the Contract. Its principal business address is World Financial Center, 250 Vesey Street, New York, New York 10281. It was organized in 1958 under the laws of the state of Delaware and is registered as a broker-dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc.


----------------
(1) The Select 10 Trust is a unit investment trust. It has no board of directors. No voting rights exists.

Registered representatives (Financial Consultants) of MLPF&S sell the contract. These Financial Consultants are also licensed through Merrill Lynch Life Agency, Inc. as insurance agents for ML of New York. Financial Consultants are compensated by MLPF&S and/or Merrill Lynch Life Agency, Inc. through a distribution agreement we have with MLPF&S and companion sales agreement we have with Merrill Lynch Life Agency, Inc. The maximum commission paid to a Financial Consultant is 2.0% of each premium allocated to Separate Account A. In addition, on the annuity date, the Financial Consultant will receive compensation of up to 1.4% of contract value not subject to a sales charge. Financial Consultants may also be paid additional annual compensation of up to 0.50% of contract value. A reduced compensation is paid on Contracts purchased by ML of New York employees or their spouses or dependents.

The maximum commission we will pay to Merrill Lynch Life Agency, Inc. to be used to pay commissions to Financial Consultants is 3.5% of each premium allocated to Separate Account A.

MLPF&S may arrange for sales of the Contract by other broker-dealers.
Registered representatives of these other broker-dealers may be compensated on a different basis than MLPF&S Financial Consultants.

STATE REGULATION

We are subject to the laws of the State of New York and to the regulations of the New York Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we're licensed to do business.

We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The New York Insurance Department, in conjunction with the National Association of Insurance Commissions, conducts a full examination of our operations periodically.

YEAR 2000

Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). Like other investment companies and financial and business organizations, the Accounts could be adversely affected if the computer systems we use or the other service providers we use do not properly address this problem before January 1, 2000. Merrill Lynch & Co., Inc. has established a dedicated group to analyze these issues and to implement any systems modifications necessary to prepare for the Year 2000. Substantial resources are devoted to this effort. Currently, we don't anticipate that the transition to the 21st century will have any material impact on our ability to continue to service the Contract at current levels. In addition we have sought assurances from the other service providers that they are taking all necessary steps to ensure that their computer systems will accurately reflect the Year 2000. We will continue to monitor the situation. At this time, however, we can't give assurance that the other service providers have anticipated every step necessary to avoid any adverse effect on the Accounts attributable to the Year 2000 Problem.

LEGAL PROCEEDINGS

There are no legal proceedings involving the Accounts. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, is not material to our total assets.

EXPERTS

Deloitte & Touche LLP, independent auditors, have audited our financial statements as of December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998. They've also audited financial statements of the Accounts as of December 31, 1998 and for the periods presented in the Statement of Additional Information. We include these financial statements in reliance upon the reports of Deloitte & Touche given upon their authority as experts in accounting and auditing. Their principal business address is Two World Financial Center, New York, New York 10281-1420.

LEGAL MATTERS

Our organization, our authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, ML of New York's Senior Vice President and General Counsel. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

REGISTRATION STATEMENTS

Registration statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

                                 ACCUMULATION UNIT VALUES [to be updated]
                                    (CONDENSED FINANCIAL INFORMATION)

                                               SUBACCOUNTS
                           ------------------------------------------------------
                                           DOMESTIC MONEY MARKET
                           ------------------------------------------------------
                              1/1/97        1/1/96        1/1/95        1/1/94
                                TO            TO            TO            TO
                             12/31/97      12/31/96      12/31/95      12/31/94
                           ------------  ------------  ------------  ------------
(1) Accumulation unit
     value at beginning
     of period...........        $11.50        $11.09        $10.64        $10.37
(2) Accumulation unit
     value at end of
     period..............        $11.94        $11.50        $11.09        $10.64
(3) Number of
     accumulation units
     outstanding at end
     of period...........   2,392,904.0  1,677,743.10   2,104,307.1   1,725,685.7

                                                 SUBACCOUNTS
                          -------------------------------------------------------
                                                 PRIME BOND
                           ------------------------------------------------------
                              1/1/97        1/1/96        1/1/95        1/1/94
                                TO            TO            TO            TO
                             12/31/97      12/31/96      12/31/95      12/31/94
                           ------------  ------------  ------------  ------------
(1) Accumulation unit
     value at beginning
     of period...........        $13.40        $13.29        $11.21        $11.94
(2) Accumulation unit
     value at end of
     period..............        $14.36        $13.40        $13.29        $11.21
(3) Number of
     accumulation units
     outstanding at end
     of period...........   2,776,167.1  2,933,851.00   2,866,758.2   2,939,785.1

                                               SUBACCOUNTS
                           ------------------------------------------------------
                                           HIGH CURRENT INCOME
                           ------------------------------------------------------
                              1/1/97        1/1/96        1/1/95        1/1/94
                                TO            TO            TO            TO
                             12/31/97      12/31/96      12/31/95      12/31/94
                           ------------  ------------  ------------  ------------
(1) Accumulation unit
     value at beginning
     of period...........        $15.46        $14.08        $12.18        $12.80
(2) Accumulation unit
     value at end of
     period..............        $16.93        $15.46        $14.08        $12.18
(3) Number of
     accumulation units
     outstanding at end
     of period...........   1,794,232.4  1,341,055.50   1,274,375.1   1,116,584.4

                                               SUBACCOUNTS
                           ------------------------------------------------------
                                              QUALITY EQUITY
                           ------------------------------------------------------
                              1/1/97        1/1/96        1/1/95        1/1/94
                                TO            TO            TO            TO
                             12/31/97      12/31/96      12/31/95      12/31/94
                           ------------  ------------  ------------  ------------
(1) Accumulation unit
     value at beginning
     of period...........        $16.01        $13.77        $11.38        $11.87
(2) Accumulation unit
     value at end of
     period..............        $19.54        $16.01        $13.77        $11.38
(3) Number of
     accumulation units
     outstanding at end
     of period...........   2,617,428.2  2,798,594.00   2,587,997.3   2,368,801.5

                                               SUBACCOUNTS
                           ------------------------------------------------------
                                           SPECIAL VALUE FOCUS*
                           ------------------------------------------------------
                              1/1/97        1/1/96        1/1/95        1/1/94
                                TO            TO            TO            TO
                             12/31/97      12/31/96      12/31/95      12/31/94
                           ------------  ------------  ------------  ------------
(1) Accumulation unit
     value at beginning
     of period...........        $15.20        $14.25         $9.90        $10.82
(2) Accumulation unit
     value at end of
     period..............        $16.75        $15.20        $14.25         $9.90
(3) Number of
     accumulation units
     outstanding at end
     of period...........   1,789,233.1  1,684,158.80   1,332,688.3   1,048,612.8

                                             SUBACCOUNTS
                           ------------------------------------------------------
                                          FLEXIBLE STRATEGY
                           ------------------------------------------------------
                              1/1/97        1/1/96        1/1/95        1/1/94
                                TO            TO            TO            TO
                             12/31/97      12/31/96      12/31/95      12/31/94
                           ------------  ------------  ------------  ------------
(1) Accumulation unit
     value at beginning
     of period...........            **        $13.00        $11.22        $11.87
(2) Accumulation unit
     value at end of
     period..............            **            **        $13.00        $11.22
(3) Number of
     accumulation units
     outstanding at end
     of period...........           0.0          0.00   1,137,134.8   1,113,369.6

                                               SUBACCOUNTS
                           ------------------------------------------------------
                                            AMERICAN BALANCED
                           ------------------------------------------------------
                              1/1/97        1/1/96        1/1/95        1/1/94
                                TO            TO            TO            TO
                             12/31/97      12/31/96      12/31/95      12/31/94
                           ------------  ------------  ------------  ------------
(1) Accumulation unit
     value at beginning
     of period...........        $14.47        $13.37        $11.21        $11.88
(2) Accumulation unit
     value at end of
     period..............        $16.72        $14.47        $13.37        $11.21
(3) Number of
     accumulation units
     outstanding at end
     of period...........     935,102.6  1,196,131.90   1,294,854.9   1,205,254.3

                                               SUBACCOUNTS
                           ------------------------------------------------------
                                         NATURAL RESOURCES FOCUS
                           ------------------------------------------------------
                              1/1/97        1/1/96        1/1/95        1/1/94
                                TO            TO            TO            TO
                             12/31/97      12/31/96      12/31/95      12/31/94
                           ------------  ------------  ------------  ------------
(1) Accumulation unit
     value at beginning
     of period...........        $14.06        $12.56        $11.30        $11.29
(2) Accumulation unit
     value at end of
     period..............        $12.14        $14.06        $12.56        $11.30
(3) Number of
     accumulation units
     outstanding at end
     of period...........     115,513.8    144,754.30     167,533.9     190,785.7

                                               SUBACCOUNTS
                           ------------------------------------------------------
                                          GLOBAL STRATEGY FOCUS
                           ------------------------------------------------------
                              1/1/97        1/1/96        1/1/95        1/1/94
                                TO            TO            TO            TO
                             12/31/97      12/31/96      12/31/95      12/31/94
                           ------------  ------------  ------------  ------------
(1) Accumulation unit
     value at beginning
     of period...........        $14.35        $12.85        $11.78        $12.12
(2) Accumulation unit
     value at end of
     period..............        $15.85        $14.35        $12.85        $11.78
(3) Number of
     accumulation units
     outstanding at end
     of period...........   3,196,842.1  3,436,164.50   2,678,814.8   2,924,265.0

                                               SUBACCOUNTS
                           ------------------------------------------------------
                                             BASIC VALUE FOCUS
                           ------------------------------------------------------
                              1/1/97        1/1/96        1/1/95        1/1/94
                                TO            TO            TO            TO
                             12/31/97      12/31/96      12/31/95      12/31/94
                           ------------  ------------  ------------  ------------
(1) Accumulation unit
     value at beginning
     of period...........        $16.19        $13.60        $10.98        $10.88
(2) Accumulation unit
     value at end of
     period..............        $19.27        $16.19        $13.60        $10.98
(3) Number of
     accumulation units
     outstanding at end
     of period...........   1,942,837.1  1,766,570.40   1,241,769.4     850,329.6

                                               SUBACCOUNTS
                           ------------------------------------------------------
                                           GLOBAL BOND FOCUS***
                           ------------------------------------------------------
                              1/1/97        1/1/96        1/1/95        1/1/94
                                TO            TO            TO            TO
                             12/31/97      12/31/96      12/31/95      12/31/94
                           ------------  ------------  ------------  ------------
(1) Accumulation unit
     value at beginning
     of period...........        $12.20        $11.45         $9.94        $10.52
(2) Accumulation unit
     value at end of
     period..............        $12.27        $12.20        $11.45         $9.94
(3) Number of
     accumulation units
     outstanding at end
     of period...........     404,574.9    459,402.30     504,390.5     556,854.0

                                               SUBACCOUNTS
                           ------------------------------------------------------
                                           GLOBAL UTILITY FOCUS
                           ------------------------------------------------------
                              1/1/97        1/1/96        1/1/95        1/1/94
                                TO            TO            TO            TO
                             12/31/97      12/31/96      12/31/95      12/31/94
                           ------------  ------------  ------------  ------------
(1) Accumulation unit
     value at beginning
     of period...........        $13.10        $11.75         $9.58        $10.61
(2) Accumulation unit
     value at end of
     period..............        $16.27        $13.10        $11.75         $9.58
(3) Number of
     accumulation units
     outstanding at end
     of period...........     475,558.5     646,792.9     724,247.5     786,888.0

----------------------------------
  * Effective August 15, 1997, the Equity Growth Fund changed its name to the Special Value Focus Fund.
 ** Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into Global Strategy Focus Fund.
*** Effective following the close of business on December 6, 1996, the International Bond Fund was merged with and into the former World Income Focus Fund; the World Income Focus Fund was renamed the Global Bond Focus Fund and its investment objective was modified.

                                               SUBACCOUNTS
                          --------------------------------------------------------
                                         INTERNATIONAL EQUITY FOCUS
                          --------------------------------------------------------
                             1/1/97        1/1/96         1/1/95        1/1/94
                               TO            TO             TO            TO
                            12/31/97      12/31/96       12/31/95      12/31/94
                          ------------- -------------  ------------  ------------
(1) Accumulation unit
     value at
     beginning of
     period..........    .       $11.90        $11.31        $10.87        $10.96
(2) Accumulation unit
     value at end of
     period..........    .       $11.20        $11.90        $11.31        $10.87
(3) Number of
     accumulation
     units outstanding
     at end of
     period..........    .  2,327,316.1   1,535,723.1   1,275,506.6   1,313,991.8

                                               SUBACCOUNTS
                          -------------------------------------------------------
                                             RESERVE ASSETS
                          -------------------------------------------------------
                             1/1/97         1/1/96         1/1/95       1/1/94
                               TO             TO             TO           TO
                            12/31/97       12/31/96       12/31/95     12/31/94
                          -------------  -------------  ------------ ------------
(1) Accumulation unit
     value at
     beginning of
     period...........           $11.79        $11.29        $10.76        $10.43
(2) Accumulation unit
     value at end of
     period...........           $12.32        $11.79        $11.29        $10.76
(3) Number of
     accumulation
     units outstanding
     at end of
     period...........         82,335.6     101,151.2     114,114.3     120,482.2

                                               SUBACCOUNTS
                          --------------------------------------------------------
                                          INTERNATIONAL BOND***
                          --------------------------------------------------------
                             1/1/97         1/1/96         1/1/95       5/16/94*
                               TO             TO             TO            TO
                            12/31/97       12/31/96       12/31/95      12/31/94
                          -------------  -------------  ------------  ------------
(1) Accumulation unit
     value at
     beginning of
     period...........              ***        $11.40         $9.93        $10.00
(2) Accumulation unit
     value at end of
     period...........              ***           ***        $11.40         $9.93
(3) Number of
     accumulation
     units outstanding
     at end of
     period...........              0.0          0.00      40,678.5      18,139.0

                                                SUBACCOUNTS
                          --------------------------------------------------------
                                            GOVERNMENT BOND FUND
                          --------------------------------------------------------
                             1/1/97         1/1/96         1/1/95       5/16/94*
                               TO             TO             TO            TO
                            12/31/97       12/31/96       12/31/95      12/31/94
                          -------------  -------------  ------------  ------------
(1) Accumulation unit
     value at
     beginning of
     period...........           $11.59        $11.42        $10.08        $10.00
(2) Accumulation unit
     value at end of
     period...........           $12.45        $11.59        $11.42        $10.08
(3) Number of
     accumulation
     units outstanding
     at end of
     period...........        900,981.0     401,866.8     153,524.3      69,485.0

                                               SUBACCOUNTS
                          -------------------------------------------------------
                                            DEVELOPING CAPITAL
                                              MARKETS FOCUS
                          -------------------------------------------------------
                             1/1/97         1/1/96         1/1/95      5/16/94*
                               TO             TO             TO           TO
                            12/31/97       12/31/96       12/31/95     12/31/94
                          -------------  -------------  ------------ ------------
(1) Accumulation unit
     value at
     beginning of
     period...........            $9.99         $9.16         $9.38        $10.00
(2) Accumulation unit
     value at end of
     period...........            $9.21         $9.99         $9.16         $9.38
(3) Number of
     accumulation
     units outstanding
     at end of
     period...........        892,320.3     411,686.3     240,156.6     174,741.4

                                   SUBACCOUNTS
                          ----------------------------
                                 INDEX 500 FUND
                          ----------------------------
                             1/1/97        12/18/96*
                               TO             TO
                            12/31/97       12/31/96
                          -------------  -------------
(1) Accumulation unit
     value at
     beginning of
     period...........           $10.12         $0.00
(2) Accumulation unit
     value at end of
     period...........           $13.27        $10.12
(3) Number of
     accumulation
     units outstanding
     at end of
     period...........      1,245,291.7      10,445.7

                                                 SUBACCOUNTS
                          --------------------------------------------------------
                                AIM V.I. CAPITAL
                                  APPRECIATION                AIM V.I. VALUE
                          ----------------------------  --------------------------
                             1/1/97         1/1/96         1/1/97        1/1/96
                               TO             TO             TO            TO
                            12/31/97       12/31/96       12/31/97      12/31/96
                          -------------  -------------  ------------  ------------
(1) Accumulation unit
     value at
     beginning of
     period...........           $10.03         $0.00        $10.26         $0.00
(2) Accumulation unit
     value at end of
     period...........           $11.23        $10.03        $12.52        $10.26
(3) Number of
     accumulation
     units outstanding
     at end of
     period...........        705,468.0          0.00     694,794.1          0.00

                                                 SUBACCOUNTS
                          -------------------------------------------------------
                                                              MFS EMERGING
                             ALLIANCE PREMIER GROWTH          GROWTH SERIES
                          ----------------------------  -------------------------
                             1/1/97         1/1/96         1/1/97       1/1/96
                               TO             TO             TO           TO
                            12/31/97       12/31/96       12/31/97     12/31/96
                          -------------  -------------  ------------ ------------
(1) Accumulation unit
     value at
     beginning of
     period...........           $10.00         $0.00         $9.83         $0.00
(2) Accumulation unit
     value at end of
     period...........           $13.21        $10.00        $11.83         $9.83
(3) Number of
     accumulation
     units outstanding
     at end of
     period...........      1,273,236.9          0.00     600,105.0     15,002.00

                                   SUBACCOUNTS
                          ----------------------------
                               MFS RESEARCH SERIES
                          ----------------------------
                             1/1/97         1/1/96
                               TO             TO
                            12/31/97       12/31/96
                          -------------  -------------
(1) Accumulation unit
     value at
     beginning of
     period...........           $10.08         $0.00
(2) Accumulation unit
     value at end of
     period...........           $11.96        $10.08
(3) Number of
     accumulation
     units outstanding
     at end of
     period...........        589,190.5           0.0

----------------------------------
  *  Commencement of business
*** Effective following the close of business on December 6, 1996, the International Bond Fund was merged with and into the former World Income Focus Fund; the World Income Focus Fund was renamed the Global Bond Focus Fund and its investment objective was modified.

     TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The contents of the Statement of Additional Information for the Contract include the following:

     OTHER INFORMATION
     Principal Underwriter
     Financial Statements
     Administrative Services Arrangements
     CALCULATION OF YIELDS AND TOTAL RETURNS

     FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY
     SEPARATE ACCOUNT A

     FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY
     SEPARATE ACCOUNT B

     FINANCIAL STATEMENTS OF ML LIFE INSURANCE COMPANY OF NEW YORK

STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 1999


               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
             AND ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B
         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                                 ALSO KNOWN AS
                  MODIFIED SINGLE PREMIUM INDIVIDUAL DEFERRED
                           VARIABLE ANNUITY CONTRACT
                                   ISSUED BY
                     ML LIFE INSURANCE COMPANY OF NEW YORK
                   HOME OFFICE: 100 CHURCH STREET, 11TH FLOOR
                         NEW YORK, NEW YORK 10080-6511
                             PHONE: (800) 333-6524
                                OFFERED THROUGH
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This individual deferred variable annuity contract (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by ML Life Insurance Company of New York ("ML of New York") both on a nonqualified basis, and as an Individual Retirement Annuity ("IRA") that is given qualified tax status.


This Statement of Additional Information is not a Prospectus and should be read together with the Contract's Prospectus dated May 1, 1999, which is available on request and without charge by writing to or calling ML of New York at its Home Office address or phone number set forth above.

                               TABLE OF CONTENTS

                                                                                                              PAGE
                                                                                                            ---------
OTHER INFORMATION.........................................................................................          3

General Information and History...........................................................................          3

Principal Underwriter.....................................................................................          3

Financial Statements......................................................................................          3

Administrative Services Arrangements......................................................................          3

CALCULATION OF YIELDS AND TOTAL RETURNS...................................................................          3

FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A................................        S-1

FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B................................       S-12

FINANCIAL STATEMENTS OF ML LIFE INSURANCE COMPANY OF NEW YORK.............................................        G-1

                               OTHER INFORMATION

GENERAL INFORMATION AND HISTORY

ML Life Insurance Company of New York ("ML of New York") is a stock life insurance company organized under the laws of the State of New York in 1973. Prior to September 11, 1991, ML of New York conducted its business under the name Royal Tandem Life Insurance Company. The name change was effected under the authority of the New York Insurance Department.

PRINCIPAL UNDERWRITER


Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of ML of New York, performs all sales and distribution functions regarding the Contracts and may be deemed the principal underwriter of ML of New York Variable Annuity Separate Account A and ML of New York Variable Annuity Separate Account B (the "Accounts") under the Investment Company Act of 1940. The offering is continuous. For the years ended December 31, 1998, 1997, and 1996, Merrill
Lynch, Pierce, Fenner & Smith Incorporated received $   million, $3.5 million,
and $0.8 million, respectively, in commissions in connection with the sale of the Contracts.


FINANCIAL STATEMENTS

The financial statements of ML of New York included in this Statement of Additional Information should be distinguished from the financial statements of the Accounts and should be considered only as bearing upon the ability of ML of New York to meet any obligations it may have under the Contract.

ADMINISTRATIVE SERVICES ARRANGEMENTS


ML of New York has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG") pursuant to which ML of New York can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, ML of New York has arranged for MLIG to provide administrative services for the Accounts and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by ML of New York, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the years ended December 31, 1998, 1997, and 1996, ML of New York paid
administrative services fees of $   million, $4.3 million, and $4.3 million,
respectively.


                    CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET YIELDS

From time to time, ML of New York may quote in advertisements and sales literature the current annualized yield for the Domestic Money Market Subaccount of Account A and the Reserve Assets Subaccount of Account B for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. The current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the mortality and expense risk charge; (2) the administration charge in the case of the Domestic Money Market Subaccount; and (3) the annual contract maintenance charge. For purposes of calculating current yields for a Contract, an average per unit contract maintenance charge is used, as described below. Current yield will be calculated according to the following formula:

                    Current Yield = ((NCF - ES/UV) X (365/7)

Where:

NCF                =  the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.

ES                 =  per unit expenses for the hypothetical account for the 7-day period.

UV                 =  the unit value on the first day of the 7-day period.

ML of New York also may quote the effective yield of the Domestic Money Market Subaccount or the Reserve Assets Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

               Effective Yield = (1 + ((NCF - ES)/UV))(365/7) = 1

Where:

NCF                =  the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.

ES                 =  per unit expenses of the hypothetical account for the 7-day period.

UV                 =  the unit value for the first day of the 7-day period.


The effective yield for the Domestic Money Market subaccount for the 7-day
period ended December 31, 1998 was     %. The effective yield for the Reserve
Assets subaccount for the 7-day period ended December 31, 1998 was     %.


Because of the charges and deductions imposed under the Contract, the yield for the Domestic Money Market Subaccount and the Reserve Assets Subaccount will be lower than the yield for the corresponding underlying Fund.

The yields on amounts held in the Domestic Money Market Subaccount or the Reserve Assets Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for those subaccounts is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund and the Fund's operating expenses. Yields on amounts held in the Domestic Money Market Subaccount and Reserve Assets Subaccount may also be presented for periods other than a 7-day period.

OTHER SUBACCOUNT YIELDS

From time to time, ML of New York may quote in sales literature or advertisements the current annualized yield of one or more of the Account A subaccounts (other than the Domestic Money Market Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the mortality and expense risk charge, the administration charge and the annual contract maintenance charge. For purposes of calculating the 30-day or one-month yield, an average contract maintenance charge per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period, as described below. The 30-day or one-month yield is calculated according to the following formula:

                 Yield = 2 ((((NY - ES)/(U X UV)) + 1)(6) - 1)

Where:

NI                 =  net investment income of the Fund for the 30-day or one-month period attributable to the subaccount's units.

ES                 =  expenses of the subaccount for the 30-day or one-month period.

U                  =  the average number of units outstanding.

UV                 =  the unit value at the close of the last day in the 30-day or one-month period.


Currently, ML of New York may quote yields on bond subaccounts within Account A. The yield for those subaccounts for the 30-day period ended December 31, 1998 was:



NAME OF SUBACCOUNT                                                                         YIELD
--------------------------------------------------------------------------------------  -----------
Prime Bond                                                                                        %

High Current Income                                                                               %

Global Bond Focus
  (formerly, World Income Focus)                                                                  %

Government Bond
  (formerly, Intermediate Government Bond)                                                        %


Because of the charges and deductions imposed under the contracts, the yield for an Account A subaccount will be lower than the yield for the corresponding Fund.

The yield on the amounts held in the Account A subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

Yield calculations do not take into account the declining contingent deferred sales charge under the Contract of amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the preceding seven years. A contingent deferred sales charge will not be imposed on the first withdrawal in any Contract year to the extent that it is deemed to consist of gain on premiums paid during the preceding seven contract years and/or premiums not subject to such a charge.

TOTAL RETURNS


From time to time, ML of New York also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time. ML of New York will always include quotes of average annual total return for the period measured from the date the subaccount commenced operations until it has been in operation for more than 10 years. In addition, the average annual total returns will be provided for an Account A subaccount or Account B for 1, 5 and 10 years, or for a shorter period, if applicable. For the year ended December 31, 1998, returns were:



                                                                                                                   SINCE
NAME OF SUBACCOUNT                                                             1 YR        5 YR        10 YR     INCEPTION
---------------------------------------------------------------------------  ---------   ---------   ---------   ---------
Prime Bond.................................................................          %           %        N/A            %
High Current Income........................................................          %           %        N/A            %
Quality Equity.............................................................          %           %        N/A            %
Special Value Focus
  (formerly, Equity Growth)................................................          %           %        N/A            %
American Balanced*.........................................................          %           %        N/A            %
Natural Resources Focus*...................................................          %           %        N/A            %
Global Strategy Focus......................................................          %           %        N/A            %
Global Utility Focus*......................................................          %         N/A        N/A            %
International Equity Focus**...............................................          %         N/A        N/A            %
Global Bond Focus**
  (formerly, World Income Focus)...........................................          %         N/A        N/A            %
Basic Value Focus..........................................................          %         N/A        N/A            %
Government Bond
  (formerly, Intermediate Government Bond).................................          %         N/A        N/A            %
Developing Capital Markets Focus...........................................          %         N/A        N/A            %
Index 500 Fund.............................................................          %         N/A        N/A            %
AIM V.I. Capital Appreciation..............................................          %         N/A        N/A            %
AIM V.I. Value.............................................................          %         N/A        N/A            %
Alliance Premier Growth....................................................          %         N/A        N/A            %
MFS Emerging Growth........................................................          %         N/A        N/A            %
MFS Research...............................................................          %         N/A        N/A            %


Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period.
------------------------
 * Closed to allocations of premiums or contract value following the close of business on December 6, 1996.

** Closed to allocations of premiums or contract value following the close of business on June 5, 1998.

Average annual total returns for other periods of time may also be disclosed from time to time. For example, average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation. The Funds commenced operations as indicated below:

FUND                                                       COMMENCED OPERATIONS
---------------------------------------------------------  -----------------------------
Domestic Money Market                                      February 21, 1992
Prime Bond                                                 April 29, 1982
High Current Income                                        April 29, 1982
Quality Equity                                             April 29, 1982
Equity Growth                                              April 29, 1982
Natural Resources Focus*                                   June 1, 1988
American Balanced *                                        June 1, 1988
Global Strategy Focus                                      February 21, 1992
Basic Value Focus                                          July 1, 1993
Global Bond Focus**                                        July 1, 1993
  (formerly, World Income Focus)
Global Utility Focus*                                      July 1, 1993
International Equity Focus**                               July 1, 1993
Government Bond                                            May 16, 1994
  (formerly, Intermediate Government Bond)
Developing Capital Markets Focus                           May 16, 1994
Reserve Assets                                             November 23, 1981
Index 500 Fund                                             December 18, 1996
A.I.M. V.I. Capital Appreciation                           May 5, 1993
A.I.M. V.I. Value                                          May 5, 1993
Alliance Premier Growth                                    March 12, 1992
MFS Emerging Growth Series                                 July 24, 1995
MFS Research Series                                        July 26, 1995

Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end.

Average annual total returns are calculated using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deduction for the mortality and expense risk charge, the administration charge (in the case of Account A subaccounts), and the contract maintenance charge, and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the contingent deferred sales charge for any period of less than seven years. For purposes of calculating total return, an average per dollar contract maintenance charge attributable to the hypothetical account for the period is used, as described below. The total return is then calculated according to the following formula:

                            TR = ((ERV/P)(1/N)) - 1

Where:

TR         =          the average annual total return net of subaccount recurring charges (such as the mortality and expense risk charge, administration charge, if applicable, and contract maintenance charge).
ERV        =          the ending redeemable value (net of any applicable contingent deferred sales charge) at the end of the period of the hypothetical account with an initial payment of $1,000.
P          =          a hypothetical initial payment of $1,000.
N          =          the number of years in the period.

------------------------
 * The subaccount corresponding to this Fund was closed to allocations of premiums or contract value following the close of business on December 6, 1996.

** The subaccount corresponding to this Fund will be closed to allocations of premiums or contract value following the close of business on June 5, 1998.

From time to time, ML of New York also may quote in sales literature or advertisements, total returns that do not reflect the contingent deferred sales charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any contingent deferred sales charge on surrender of the Contract. In addition, such nonstandard returns may also be quoted for other periods.


For the year ended December 31, 1998 returns not reflecting any contingent deferred sales charge were:



                                                                                                                   SINCE
NAME OF SUBACCOUNT                                                             1 YR        5 YR        10 YR     INCEPTION
---------------------------------------------------------------------------  ---------   ---------   ---------   ---------
Prime Bond                                                                           %           %        N/A            %
High Current Income                                                                  %           %        N/A            %
Quality Equity                                                                       %           %        N/A            %
Special Value Focus
  (formerly, Equity Growth)                                                          %           %        N/A            %
American Balanced*                                                                   %           %        N/A            %
Natural Resources Focus*                                                             %           %        N/A            %
Global Strategy Focus                                                                %           %        N/A            %
Global Utility Focus*                                                                %         N/A        N/A            %
International Equity Focus**                                                         %         N/A        N/A            %
Global Bond Focus**
  (formerly, World Income Focus)                                                     %         N/A        N/A            %
Basic Value Focus                                                                    %         N/A        N/A            %
Government Bond
  (formerly, Intermediate Government Bond)                                           %         N/A        N/A            %
Developing Capital Markets Focus                                                     %         N/A        N/A            %
Index 500 Fund                                                                       %         N/A        N/A            %
AIM V.I. Capital Appreciation                                                        %         N/A        N/A            %
AIM V.I. Value                                                                       %         N/A        N/A            %
Alliance Premier Growth                                                              %         N/A        N/A            %
MFS Emerging Growth                                                                  %         N/A        N/A            %
MFS Research                                                                         %         N/A        N/A            %


From time to time, ML of New York also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from the Domestic Money Market Subaccount to one or more designated subaccounts under a dollar cost averaging program. These returns will reflect the performance of the affected subaccount(s) for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of charges described above except for the contingent deferred sales corrge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in the Domestic Money Market Subaccount at the beginning of that period and monthly transfers of a portion of the contract value from that subaccount to designated subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the Domestic Money Market Subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the contingent deferred sales charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.
------------------------
 * The subaccount corresponding to this Fund was closed to allocations of premiums or contract value following the close of business on December 6, 1996.

** The subaccount corresponding to this Fund will be closed to allocations of premiums or contract value following the close of business on June 5, 1998.

                                     PART C
                               OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


(a)        Financial Statements
           (1)    Financial Statements of ML of New York Variable Annuity Separate Account A as of December
                   31, 1998 and for the two years ended December 31, 1998 and the Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement)
                   (to be filed by amendment)
           (2)    Financial Statements of ML of New York Variable Annuity Separate Account B as of December
                   31, 1998 and for the two years ended December 31, 1998 and the Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement)
                   (to be filed by amendment)
           (3)    Financial Statements of ML Life Insurance Company of New York for the three years ended
                   December 31, 1998 and the Notes relating thereto appear in the Statement of Additional
                   Information (Part B of the Registration Statement) (to be filed by amendment)
           (4)    Schedule of Life Insurance In Force for ML Life Insurance Company of New York as of
                   December 31, 1997


                                                                                       PERCENTAGE OF
                                                 CEDED TO      ASSUMED                    AMOUNT
                                                   OTHER     FROM OTHER                   ASSUMED
                                 GROSS AMOUNT    COMPANIES    COMPANIES   NET AMOUNT      TO NET
                                 -------------  -----------  -----------  -----------  -------------
Life insurance
 in force......................        894,547      154,754      892,383    1,632,176          55%


(b)        Exhibits
                 (1)             Resolution of the Board of Directors of ML Life Insurance Company of New York
                                  establishing the ML of New York Variable Annuity Separate Account A and ML of
                                  New York Variable Annuity Separate Account B (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No.
                                  33-43654 Filed December 9, 1996).
                 (2)             Not Applicable
                 (3)             Underwriting Agreement Between ML Life Insurance Company of New York and
                                  Merrill Lynch, Pierce, Fenner & Smith Incorporated (Incorporated by Reference
                                  to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No.
                                  33-43654 Filed December 9, 1996).
                 (4)  (a)        Individual Variable Annuity Contract issued by ML Life Insurance Company of
                                  New York. (Incorporated by Reference to Registrant's Post-Effective Amendment
                                  No. 10 to Form N-4, Registration No. 33-43654 Filed December 9, 1996).
                      (b)        ML Life Insurance Company of New York Contingent Deferred Sales Charge Waiver
                                  Endorsement (Incorporated by Reference to Registrant's Post-Effective
                                  Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9,
                                  1996).
                      (c)        ML Life Insurance Company of New York Individual Retirement Annuity
                                  Endorsement. (Incorporated by Reference to Registrant's Post-Effective
                                  Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9,
                                  1996).
                      (d)        ML Life Insurance Company of New York Endorsement (MLNY008) (Incorporated by
                                  Reference to Registrant's Post-Effective Amendment No. 7 to Form N-4,
                                  Registration No. 33-43654 Filed April 26, 1995).

                      (e)        ML Life Insurance Company of New York Endorsement (MLNY011) (Incorporated by
                                  Reference to Registrant's Post-Effective Amendment No. 7 to Form N-4,
                                  Registration No. 33-43654 Filed April 26, 1995).
                      (f)        ML Life Insurance Company of New York Individual Variable Annuity Contract
                                  (MLNY-VA-001NY1) (Incorporated by Reference to Registrant's Post-Effective
                                  Amendment No. 7 to Form N-4, Registration No. 33-43654 Filed April 26, 1995).
                      (g)        ML Life Insurance Company of New York Endorsement (MLNY013) (Incorporated by
                                  Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4,
                                  Registration No. 33-43654 Filed December 9, 1996).
                      (h)        ML Life Insurance Company of New York Endorsement (MLNY014) (Incorporated by
                                  Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4,
                                  Registration No. 33-43654 Filed December 9, 1996).
                 (5)  (a)        ML Life Insurance Company of New York Variable Annuity Application
                                  (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to
                                  Form N-4, Registration No. 33-43654 Filed December 9, 1996).
                      (b)        ML Life Insurance Company of New York Variable Annuity Application (MLNY010)
                                  (Incorporated by Reference to Registrant's Post-Effective Amendment No. 8 to
                                  Form N-4, Registration No. 33-43654 Filed April 25, 1996).
                 (6)  (a)(i)     Certificate of Amendment and Restatement of Charter of Royal Tandem Life
                                  Insurance Company (Incorporated by Reference to Registrant's Post-Effective
                                  Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9,
                                  1996).
                 (6)  (a)(ii)    Certificate of Amendment of the Charter of ML Life Insurance Company of New
                                  York (Incorporated by Reference to Registrant's Post-Effective Amendment No.
                                  10 to Form N-4, Registration No. 33-43654 Filed December 9, 1996).
                      (b)        By-Laws of ML Life Insurance Company of New York (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No.
                                  33-43654 Filed December 9, 1996).
                 (7)             Not Applicable
                 (8)  (a)        Amended General Agency Agreement (Incorporated by Reference to Registrant's
                                  Post-Effective Amendment No. 5 to Form N-4, Registration No. 33-43654 Filed
                                  April 28, 1994).
                      (b)        Indemnity Agreement Between ML Life Insurance Company of New York and Merrill
                                  Lynch Life Agency, Inc. (Incorporated by Reference to Registrant's
                                  Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed
                                  December 9, 1996).
                      (c)        Management Agreement Between ML Life Insurance Company of New York and Merrill
                                  Lynch Asset Management, Inc. (Incorporated by Reference to Registrant's
                                  Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed
                                  December 9, 1996).
                      (d)        Agreement Between ML Life Insurance Company of New York and Merrill Lynch
                                  Variable Series Funds, Inc. Relating to Maintaining Constant Net Asset Value
                                  for the Reserve Assets Fund (Incorporated by Reference to Registrant's
                                  Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed
                                  December 9, 1996).
                      (e)        Agreement Between ML Life Insurance Company of New York and Merrill Lynch
                                  Variable Series Funds, Inc. Relating to Maintaining Constant Net Asset Value
                                  for the Domestic Money Market Fund (Incorporated by Reference to Registrant's
                                  Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed
                                  December 9, 1996).

                      (f)        Agreement Between ML Life Insurance Company of New York and Merrill Lynch
                                  Variable Series Funds, Inc. Relating to Valuation and Purchase Procedures
                                  (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to
                                  Form N-4, Registration No. 33-43654 Filed December 9, 1996).
                      (g)        Service Agreement Between Tandem Financial Group, Inc. and Royal Tandem Life
                                  Insurance Company (Incorporated by Reference to Registrant's Post-Effective
                                  Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9,
                                  1996).
                      (h)        Reimbursement Agreement Between Merrill Lynch Asset Management, Inc. and Mer-
                                  rill Lynch Life Agency (Incorporated by Reference to Registrant's
                                  Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed
                                  December 9, 1996).
                      (i)        Form of Participation Agreement Between Merrill Lynch Variable Series Funds,
                                  Inc., Merrill Lynch Life Insurance Company, ML Life Insurance Company of New
                                  York, and Family Life Insurance Company (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 5 to Form N-4, Registration No.
                                  33-43654 Filed April 28, 1994).
                      (j)        Form of Participation Agreement Between Merrill Lynch Variable Series Funds,
                                  Inc. and ML Life Insurance Company of New York (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No.
                                  33-43654 Filed December 9, 1996).
                      (k)        Participation Agreement By And Among AIM Variable Insurance Funds, Inc., AIM
                                  Distributors, Inc., and ML Life Insurance Company of New York (Incorporated
                                  by Reference to Registrant's Post-Effective Amendment No. 11 to Form N-4,
                                  Registration No. 33-43654 Filed April 23, 1997).
                      (l)        Form of Participation Agreement Among ML Life Insurance Company of New York,
                                  Alliance Capital Management L.P., and Alliance Fund Distributors, Inc.
                                  (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to
                                  Form N-4, Registration No. 33-43654 Filed December 9, 1996).
                      (m)        Form of Participation Agreement Among MFS Variable Insurance Trust, ML Life
                                  Insurance Company of New York, and Massachusetts Financial Services Company
                                  (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to
                                  Form N-4, Registration No. 33-43654 Filed December 9, 1996).
                      (n)        Form of Participation Agreement Among ML Life Insurance Company of New York,
                                  Hotchkis and Wiley Variable Trust, and Hotchkis and Wiley (Incorporated by
                                  Reference to Registrant's Post-Effective Amendment No. 12 to Form N-4,
                                  Registration No. 33-43654 Filed May 1, 1998).
                      (o)        Form of Amendment to Participation Agreement Among ML Life Insurance Company
                                  of New York, Alliance Capital Management L.P., and Alliance Fund
                                  Distributors, Inc. (Incorporated by Reference to Registrant's Post-Effective
                                  Amendment No. 12 to Form N-4, Registration No. 33-43654 Filed May 1, 1998).
                      (p)        Form of Amendment to Participation Agreement Between Merrill Lynch Variable
                                  Series Funds, Inc. and ML Life Insurance Company of New York (Incorporated by
                                  Reference to Registrant's Post-Effective Amendment No. 12 to Form N-4,
                                  Registration No. 33-43654 Filed May 1, 1998).
                      (q)        Form of Participation Agreement Between Merrill Lynch, Pierce, Fenner & Smith
                                  Incorporated and ML Life Insurance Company of New York (Incorporated by
                                  Reference to Registrant's Post-Effective Amendment No. 12 to Form N-4,
                                  Registration No. 33-43654 Filed May 1, 1998).
                 (9)             Opinion of Barry G. Skolnick, Esq. and Consent to its use as to the legality of the securities being registered (Incorporated by Reference to Registrant's
                                  Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed
                                  December 9, 1996).
                (10)  (a)        Written Consent of Sutherland Asbill & Brennan LLP (to be filed by amendment).

                      (b)        Written Consent of Deloitte & Touche LLP, independent auditors (to be filed by amendment).
                      (c)        Consent of Barry G. Skolnick, Esq. (to be filed by amendment).
                (11)             Not Applicable
                (12)             Not Applicable
                (13)             Schedule for Computation of Performance Quotations (Incorporated by Reference
                                  to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No.
                                  33-43654 Filed December 9, 1996).
                (14)  (a)        Power of Attorney from Frederick J.C. Butler (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 4 to Form N-4, Registration No.
                                  33-43654 Filed March 2, 1994).
                      (b)        Power of Attorney from Michael P. Cogswell (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 4 to Form N-4, Registration No.
                                  33-43654 Filed March 2, 1994).
                      (c)        Power of Attorney from Sandra K. Cox (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 4 to Form N-4, Registration No.
                                  33-43654 Filed March 2, 1994).
                      (d)        Power of Attorney from Joseph E. Crowne, Jr. (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 4 to Form N-4, Registration No.
                                  33-43654 Filed March 2, 1994).
                      (e)        Power of Attorney from David M. Dunford (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 4 to Form N-4, Registration No.
                                  33-43654 Filed March 2, 1994).
                      (f)        Power of Attorney from John C.R. Hele (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 4 to Form N-4, Registration No.
                                  33-43654 Filed March 2, 1994).
                      (g)        Power of Attorney from Robert L. Israeloff (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 4 to Form N-4, Registration No.
                                  33-43654 Filed March 2, 1994).
                      (h)        Power of Attorney from Allen N. Jones (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 11 to Form N-4, Registration No.
                                  33-43654 Filed April 23, 1997).
                      (i)        Power of Attorney from Cynthia L. Kahn (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 4 to Form N-4, Registration No.
                                  33-43654 Filed March 2, 1994).
                      (j)        Power of Attorney from Robert A. King (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 4 to Form N-4, Registration No.
                                  33-43654 Filed March 2, 1994).
                      (k)        Power of Attorney from Irving M. Pollack (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 4 to Form N-4, Registration No.
                                  33-43654 Filed March 2, 1994).
                      (l)        Power of Attorney from Barry G. Skolnick (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 4 to Form N-4, Registration No.
                                  33-43654 Filed March 2, 1994).
                      (m)        Power of Attorney from William A. Wilde (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 4 to Form N-4, Registration No.
                                  33-43654 Filed March 2, 1994).
                      (n)        Power of Attorney from Anthony J. Vespa (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 4 to Form N-4, Registration No.
                                  33-43654 Filed March 2, 1994).

                      (o)        Power of Attorney from Francis X. Ervin, Jr. (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 8 to Form N-4, Registration No.
                                  33-43654 Filed April 25, 1996).
                      (p)        Power of Attorney from Gail R. Farkas (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 8 to Form N-4, Registration No.
                                  33-43654 Filed April 25, 1996).
                      (q)        Power of Attorney from Stanley C. Peterson (Incorporated by Reference to ML
                                  Life Insurance Company of New York's Registration Statement on Form S-1,
                                  Registration No. 333-48983 Filed March 31, 1998).

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR*


           NAME                   PRINCIPAL BUSINESS ADDRESS                 POSITION WITH DEPOSITOR*
---------------------------  ------------------------------------  ---------------------------------------------
Frederick J.C. Butler        Butler, Chapman & Co., Inc.           Director.
                             609 Fifth Avenue
                             New York, NY 10017
Michael P. Cogswell          800 Scudders Mill Road                Director, Vice President and
                             Plainsboro, NJ 08536                    Senior Counsel.
Joseph E. Crowne, Jr.        800 Scudders Mill Road                Director, Senior Vice President,
                             Plainsboro, NJ 08536                    Chief Financial Officer, Chief
                                                                     Actuary and Treasurer.
David M. Dunford             800 Scudders Mill Road                Director, Senior Vice President
                             Plainsboro, NJ 08536                    and Chief Investment Officer.
Gail R. Farkas               800 Scudders Mill Road                Director and Senior Vice
                             Plainsboro, NJ 08536                    President.
Robert L. Israeloff          Israeloff, Trattner & Co.             Director.
                             11 Sunrise Plaza
                             Valley Stream, NY 11580-6169
Allen N. Jones               800 Scudders Mill Road                Director.
                             Plainsboro, NJ 08536
Cynthia L. Kahn              Rogers & Wells                        Director.
                             200 Park Avenue
                             New York, NY 10166
Robert A. King               119 Formby                            Director.
                             Williamsburg, VA 23188
Stanley C. Peterson          800 Scudders Mill Road                Director.
                             Plainsboro, NJ 08536
Irving M. Pollack            11400 Strand Drive                    Director.
                             Suite 310
                             Rockville, MD 20852-2970
Barry G. Skolnick            800 Scudders Mill Road                Director, Senior Vice President,
                             Plainsboro, NJ 08536                    General Counsel and Secretary.
Anthony J. Vespa             800 Scudders Mill Road                Director, Chairman of the Board,
                             Plainsboro, NJ 08536                    Chief Executive Officer and
                                                                     President.
Deborah J. Adler             800 Scudders Mill Road                Vice President and Actuary.
                             Plainsboro, NJ 08536
Robert J. Boucher            1414 Main Street                      Senior Vice President, Variable
                             Springfield, MA 01102                   Life Administration.
Edward W. Diffin, Jr.        800 Scudders Mill Road                Vice President and Senior Counsel.
                             Plainsboro, NJ 08536
Linda Gillis                 4804 Deer Lake Drive East             Vice President and Assistant
                             Jacksonville, FL 32246                  Secretary.
Diana Joyner                 1414 Main Street                      Vice President.
                             Springfield, MA 01102
Peter P. Massa               4804 Deer Lake Drive East             Vice President.
                             Jacksonville, FL 32246
Kelly A. O'Dea               800 Scudders Mill Road                Vice President and Senior
                             Plainsboro, NJ 08536                    Compliance Officer.
Robert Ostrander             1414 Main Street                      Vice President and Controller.
                             Springfield, MA 01102
Shelley K. Parker            1414 Main Street                      Vice President and Assistant
                             Springfield, MA 01102                   Secretary.

           NAME                   PRINCIPAL BUSINESS ADDRESS                 POSITION WITH DEPOSITOR*
---------------------------  ------------------------------------  ---------------------------------------------
Julia Raven                  800 Scudders Mill Road                Vice President.
                             Plainsboro, NJ 08536
Lori M. Salvo                800 Scudders Mill Road                Vice President and Senior
                             Plainsboro, NJ 08536                    Counsel.
John A. Shea                 800 Scudders Mill Road                Vice President.
                             Plainsboro, NJ 08536
Thomas Samalis               4804 Deer Lake Drive East             Vice President.
                             Jacksonville, FL 32246
Frederick H. Steele          800 Scudders Mill Road                Vice President.
                             Plainsboro, NJ 08536
Donald C. Stevens, III       800 Scudders Mill Road                Vice President and Controller.
                             Plainsboro, NJ 08536
Tracy A. Bartoy              4804 Deer Lake Drive East             Vice President and Assistant
                             Jacksonville, FL 32246                  Secretary.
Robert J. Viamari            1414 Main Street                      Vice President and Assistant
                             Springfield, MA 01102                   Secretary.
Denis G. Wuestman            800 Scudders Mill Road                Vice President.
                             Plainsboro, NJ 08536
Matthew J. Rider             800 Scudders Mill Road                Vice President and Actuary.
                             Plainsboro, NJ 08536
Amy S. Winston               800 Scudders Mill Road                Vice President and Director of
                             Plainsboro, NJ 08536                    Compliance.


------------------------

* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

    ML Life Insurance Company of New York is an indirect wholly-owned subsidiary of Merrill
Lynch & Co., Inc.

    A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.

                         SUBSIDIARIES OF THE REGISTRANT


    The following are subsidiaries of ML & Co. as of February   , 1999 and the
states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of Regulation S-X under the Securities Exchange Act of 1934.


                                                                                           STATE OF
NAME                                                                                       JURISDICTION OF ENTITY
-----------------------------------------------------------------------------------------  -----------------------
Merrill Lynch & Co., Inc.................................................................  Delaware
  Merrill Lynch, Pierce, Fenner & Smith Incorporated(1)..................................  Delaware
    Broadcort Capital Corp...............................................................  Delaware
    Merrill Lynch & Co., Canada Ltd......................................................  Ontario
      Merrill Lynch Canada Inc...........................................................  Nova Scotia
    Merrill Lynch Life Agency Inc.(2)....................................................  Washington
    Merrill Lynch Professional Clearing Corp.(3).........................................  Delaware
  Merrill Lynch Bank & Trust Co..........................................................  New Jersey
MERRILL LYNCH & CO., INC.

                                                                                           STATE OF
NAME                                                                                       JURISDICTION OF ENTITY
-----------------------------------------------------------------------------------------  -----------------------
  Merrill Lynch Capital Services, Inc....................................................  Delaware
  Merrill Lynch Government Securities Inc................................................  Delaware
    Merrill Lynch Money Markets Inc......................................................  Delaware
  Merrill Lynch Group, Inc...............................................................  Delaware
    Mercury Asset Management Group Holdings PLC(4).......................................  England
    Merrill Lynch Asset Management L.P.(5)...............................................  Delaware
    Merrill Lynch Capital Partners, Inc..................................................  Delaware
    Merrill Lynch Futures Inc............................................................  Delaware
    Merrill Lynch Group Holdings Limited.................................................  Ireland
      Merrill Lynch Capital Markets Bank Limited.........................................  Ireland
    Merrill Lynch Insurance Group, Inc...................................................  Delaware
      Merrill Lynch Life Insurance Company...............................................  Arkansas
      ML Life Insurance Company of New York..............................................  New York
    Merrill Lynch International Finance Corporation......................................  New York
      Merrill Lynch International Bank Limited...........................................  England
        Merrill Lynch Bank (Suisse) S.A..................................................  Switzerland
    Merrill Lynch Mortgage Capital Inc...................................................  Delaware
    Merrill Lynch National Financial.....................................................  Utah
    Merrill Lynch Trust Company(6).......................................................  New Jersey
      Merrill Lynch Business Financial Services Inc......................................  Delaware
      Merrill Lynch Credit Corporation...................................................  Delaware
    Merrill Lynch Investment Partners Inc................................................  Delaware
    MLDP Holdings, Inc.(7)...............................................................  Delaware
      Merrill Lynch Derivative Products AG...............................................  Switzerland
    ML IBK Positions Inc.................................................................  Delaware
      Merrill Lynch Capital Corporation..................................................  Delaware
    ML Leasing Equipment Corp.(8)........................................................  Delaware
  Merrill Lynch International Incorporated...............................................  Delaware
    Merrill Lynch (Australasia) Pty Limited..............................................  New South Wales
    Merrill Lynch International (Australia) Limited......................................  New South Wales
    Merrill Lynch International Bank.....................................................  United States
    Merrill Lynch International Holdings Inc.............................................  Delaware
      Merrill Lynch Bank (Austria) Aktiengesellschaft A.G................................  Austria
      Merrill Lynch Bank and Trust Company (Cayman) Limited..............................  Cayman Islands,
                                                                                           British West Indies
      Merrill Lynch Capital Markets A.G..................................................  Switzerland
      Merrill Lynch Europe PLC...........................................................  England
        Merrill Lynch Europe Holdings Limited............................................  England
          Merrill Lynch International....................................................  England
        Merrill Lynch, Pierce, Fenner & Smith (Brokers & Dealers) Limited................  England
      Merrill Lynch Europe Ltd...........................................................  Cayman Islands,
                                                                                           British West Indies
      Merrill Lynch France...............................................................  France
        Merrill Lynch Capital Markets (France) S.A.......................................  France
      Merrill Lynch Far East Limited.....................................................  Hong Kong
    Merrill Lynch Japan Incorporated.....................................................  Cayman Islands,
                                                                                           British West Indies

------------------------

(1) MLPF&S also conducts business as "Merrill Lynch & Co."

(2) Similarly named affiliates and subsidiaries that engage in the sale of life insurance and annuity products are incorporated in various other jurisdictions.

(3) The preferred stock of the corporation is owned by an unaffiliated group of investors.

(4) Held through several intermediate holding companies.

(5) Merrill Lynch Asset Management L.P. is a limited partnership whose general partner is Princeton Services, Inc. and whose limited partner is ML & Co.

(6) Similarly named affiliates and subsidiaries that provide trust and custodial services are incorporated in various other jurisdictions.

(7) Merrill Lynch Group, Inc. owns 100% of this corporation's outstanding common voting stock. 100% of the outstanding preferred voting stock is held by outside parties.

(8) This corporation has more than 45 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.

ITEM 27. NUMBER OF CONTRACTS


    The number of contracts in force as of January 1, 1999 was 6,421.


ITEM 28. INDEMNIFICATION

    There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

    The indemnity agreement between ML Life Insurance Company of New York ("ML of New York") and its affiliate Merrill Lynch Life Agency, Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of ML of New York and the Contract, provides:

        ML of New York will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a)(21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that ML of New York shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

    (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; Corporate Income Fund; The Corporate Fund Accumulation Program, Inc.; Defined Asset Funds--Municipal Insured Series; Equity Investor Fund; The Fund of Stripped ("Zero") U.S. Treasury Securities; The GNMA Investment Accumulation Program; Government Securities Income Fund; International Bond Fund; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; Municipal Income Fund; and Municipal Investment Trust Fund; and The Municipal Fund Accumulation Program, Inc.

    Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: ML of New York Variable Annuity Separate Account B; Merrill Lynch

Life Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; Merrill Lynch Life Variable Annuity Separate Account A; Merrill Lynch Life Variable Annuity Separate Account B; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II and ML of New York Variable Annuity Separate Account.

    (b) The directors, president, treasurer and executive vice presidents of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:


         NAME AND PRINCIPAL
          BUSINESS ADDRESS                     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------  -------------------------------------------------------
Herbert M. Allison, Jr.*               Director, President and Chief Executive Officer
Thomas W. Davis                        Executive Vice President
Barry S. Friedberg*                    Executive Vice President
Edward L. Goldberg*                    Executive Vice President
Jerome P. Kenney*                      Executive Vice President
Theresa Lang*                          Senior Vice President and Treasurer
E. Stanley O'Neal                      Executive Vice President
Thomas H. Patrick*                     Executive Vice President
George A. Schieren                     Director, General Counsel
                                         and Senior Vice President
Winthrop H. Smith, Jr.*                Executive Vice President
John L. Steffens*                      Director and Vice Chairman of the Board
Roger M. Vasey*                        Executive Vice President


------------------------

*   World Financial Center, 250 Vesey Street, New York, NY 10281

    (c) Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

    All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 100 Church Street, 11th Floor, New York, NY 10080-6511, at Merrill Lynch Insurance Group Services, Inc., at 4804 Deer Lake Drive East, Jacksonville, Florida 32246, and at the office of the General Counsel at 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

ITEM 31. NOT APPLICABLE

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

    (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

    (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

    (c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

    (d) ML Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ML Life Insurance Company of New York.

                                   SIGNATURES


    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ML of New York Variable Annuity Separate Account A, has caused this Amendment to be signed on its behalf, in the City of Plainsboro, State of New Jersey, on the 22nd day of January, 1999.


                                                              ML of New York Variable Annuity
                                                              Separate Account A
                                                              (Registrant)

Attest:    /s/ EDWARD W. DIFFIN, JR.               By:        /s/ BARRY G. SKOLNICK
           -------------------------------------              --------------------------------------
           Edward W. Diffin, Jr.                              Barry G. Skolnick
           Vice President and Senior Counsel                  Senior Vice President of
                                                              ML Life Insurance Company of New York

                                                              ML Life Insurance Company of New York
                                                              (Depositor)

Attest:    /s/ EDWARD W. DIFFIN, JR.               By:        /s/ BARRY G. SKOLNICK
           -------------------------------------              --------------------------------------
           Edward W. Diffin, Jr.                              Barry G. Skolnick
           Vice President and Senior Counsel                  Senior Vice President


    As required by the Securities Act of 1933, this Post-Effective Amendment No. 13 to the Registration Statement has been signed below by the following persons in the capacities indicated on January 22, 1999.


                      SIGNATURE                                                 TITLE
------------------------------------------------------  ------------------------------------------------------


                     *                                  Chairman of the Board, President and Chief Executive
-------------------------------------------              Officer
Anthony J. Vespa

                     *                                  Director, Senior Vice President, Chief Financial
-------------------------------------------              Officer, Chief Actuary and Treasurer
Joseph E. Crowne, Jr.

                     *                                  Director, Senior Vice President, and Chief Investment
-------------------------------------------              Officer
David M. Dunford

                     *                                  Director and Senior Vice President
-------------------------------------------
Gail R. Farkas

                     *                                  Director, Vice President and Senior Counsel
-------------------------------------------
Michael P. Cogswell

                      SIGNATURE                                                 TITLE
------------------------------------------------------  ------------------------------------------------------

                     *                                  Director
-------------------------------------------
Frederick J.C. Butler

                     *                                  Director
-------------------------------------------
Robert L. Israeloff

                     *                                  Director
-------------------------------------------
Allen N. Jones

                     *                                  Director
-------------------------------------------
Cynthia L. Kahn

                     *                                  Director
-------------------------------------------
Robert A. King

                     *                                  Director
-------------------------------------------
Stanley C. Peterson

                     *                                  Director
-------------------------------------------
Irving M. Pollack

  *By: /s/ BARRY G. SKOLNICK                            In his own capacity as Director, Senior Vice
-------------------------------------------              President, General Counsel, and Secretary and as
Barry G. Skolnick                                        Attorney-In-Fact